UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Glenn Brightman 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/29/2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	February 29, 2024

Investor Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Invesco Premier U.S. Government Money Portfolio

2	Fund Data

3	Schedules of Investments

14	Financial Statements

17	Financial Highlights

18	Notes to Financial Statements

23	Fund Expenses

24	Proxy Results

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/29/24

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	31 - 52 days	33 days	76 days	$137.5 million
Invesco Premier U.S. Government Money[2]	14 - 38 days	29 days	111 days	393.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-46.39%(a)

Asset Management & Custody Banks-0.38%

BofA Securities, Inc. (SOFR + 0.49%)(b)	5.89%	11/29/2024	$25,000	$ 25,000,000

Asset-Backed Securities - Consumer Receivables-0.52%

Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.41%	09/06/2024	10,000	9,727,000

Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.76%	11/22/2024	25,000	23,993,264

				33,720,264

Asset-Backed Securities - Fully Supported-1.30%

Atlantic Asset Securitization LLC (SOFR + 0.40%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)(d)	5.52%	03/11/2024	35,000	35,000,000

Bennington Stark Capital Co. LLC (SOFR + 0.15%) (CEP - Societe Generale S.A.)(b)(c)(d)	5.47%	05/22/2024	250	250,000

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	5.81%	05/13/2024	50,000	49,428,167

				84,678,167

Asset-Backed Securities - Fully Supported Bank-5.94%

Anglesea Funding LLC (1 mo. OBFR + 0.15%) (Multi - CEP’s)(b)(c)(d)	5.50%	07/10/2024	80,000	80,000,000

Anglesea Funding LLC (1 mo. OBFR + 0.14%)(b)(c)(d)	5.49%	07/22/2024	40,000	40,000,000

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(c)(d)	5.85%	08/02/2024	110,000	107,364,889

Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	5.36%	03/06/2024	160,000	159,881,111

				387,246,000

Consumer Finance-0.76%

Toyota Finance Australia Ltd. (Australia)(d)	5.48%	05/22/2024	50,000	49,383,861

Diversified Banks-27.90%

Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.65%	05/24/2024	49,000	48,371,738

Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.40%	07/15/2024	50,000	49,012,111

Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.36%	09/18/2024	25,000	24,281,146

Australia & New Zealand Banking Group Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	5.59%	10/30/2024	25,000	25,000,000

Australia & New Zealand Banking Group Ltd. (SOFR + 0.34%) (Australia)(b)(c)(d)	5.74%	01/08/2025	50,000	50,000,000

Banco Santander S.A. (Spain)(c)(d)	5.71%	04/16/2024	50,000	49,643,500

Bank of Montreal (Canada)(d)	5.60%	03/01/2024	10,000	10,000,000

Barclays Bank PLC(c)(d)	5.78%	05/14/2024	50,000	49,422,389

Barclays Bank PLC (SOFR + 0.18%)(b)(c)(d)	5.55%	08/23/2024	25,000	25,000,000

BNG Bank N.V. (Netherlands)(c)(d)	5.34%	03/04/2024	100,000	99,955,667

Canadian Imperial Bank of Commerce (Canada)(c)(d)	5.33%	03/06/2024	50,000	49,963,056

Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	24,584,125

Citigroup Global Markets, Inc.(c)	5.80%	03/25/2024	50,000	49,812,333

Commonwealth Bank of Australia (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/10/2024	45,000	45,000,000

Commonwealth Bank of Australia (Australia)(c)(d)	5.95%	10/16/2024	50,000	48,212,528

Commonwealth Bank of Australia (SOFR + 0.35%) (Australia)(b)(c)(d)	5.74%	01/03/2025	100,000	100,000,000

DBS Bank Ltd. (Singapore)(c)(d)	5.32%	03/14/2024	50,000	49,904,306

Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	40,000	39,981,333

Dexia Credit Local S.A. (France)(c)(d)	5.85%	05/02/2024	30,000	29,706,533

DNB Bank ASA (Norway)(c)(d)	5.94%	09/18/2024	45,000	43,593,000

DNB Bank ASA (Norway)(c)(d)	5.25%	09/24/2024	26,700	25,924,699

DNB Bank ASA (Norway)(c)(d)	5.97%	10/01/2024	50,000	48,326,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)

ING (US) Funding LLC(c)(d)	5.82%	05/01/2024	$40,000	$ 39,617,056

ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	69,500	69,500,000

ING (US) Funding LLC (SOFR + 0.30%)(b)(c)(d)	5.71%	02/10/2025	35,000	34,997,752

J.P. Morgan Securities LLC(c)	6.00%	10/15/2024	50,000	50,000,000

Royal Bank of Canada (SOFR + 0.55%) (Canada)(b)(c)(d)	5.97%	09/23/2024	100,000	100,000,000

Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	5.79%	05/01/2024	50,000	49,523,014

Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	49,402,083

Swedbank AB (Sweden)(d)	5.78%	03/12/2024	65,000	64,888,380

Swedbank AB (SOFR + 0.18%) (Sweden)(b)(c)(d)	5.60%	07/31/2024	50,000	50,000,000

Swedbank AB (SOFR + 0.21%)(b)(d)	5.58%	08/02/2024	50,000	50,000,000

Toronto-Dominion Bank (The) (SOFR + 0.68%) (Canada)(b)(c)(d)	6.06%	04/11/2024	20,000	20,000,000

Toronto-Dominion Bank (The) (Canada)(c)(d)	5.19%	12/02/2024	50,000	48,102,500

United Overseas Bank Ltd. (Singapore)(c)(d)	5.82%	04/16/2024	25,000	24,819,514

Westpac Banking Corp. (Australia)(c)(d)	5.56%	05/06/2024	50,000	49,516,000

Westpac Banking Corp. (Australia)(c)(d)	5.93%	09/05/2024	30,000	29,122,667

Westpac Banking Corp. (Australia)(c)(d)	5.41%	09/11/2024	3,950	3,839,312

Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/08/2024	100,000	100,000,000

				1,819,023,381

Diversified Capital Markets-6.00%

Collateralized Commercial Paper V Co. LLC (SOFR + 0.34%) (CEP - J.P. Morgan Securities LLC)(b)	5.73%	10/17/2024	35,000	35,000,000

Collateralized Commercial Paper V Co. LLC (SOFR + 0.30%) (CEP - J.P. Morgan Securities LLC)(b)	5.72%	11/22/2024	15,000	15,000,000

Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	60,000	60,000,000

Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	50,000	50,000,000

Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	5.34%	03/06/2024	47,500	47,464,837

UBS AG (SOFR + 0.44%)(b)(c)(d)	5.85%	07/26/2024	75,000	75,000,000

UBS AG (SOFR + 0.50%)(b)(c)(d)	5.91%	08/07/2024	50,000	50,000,000

UBS AG(c)(d)	5.41%	10/02/2024	30,000	29,068,333

UBS AG (SOFR + 0.25%)(b)(c)(d)	5.64%	11/22/2024	30,000	30,000,000

				391,533,170

Specialized Finance-3.59%

Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	75,000	75,000,000

Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	40,000	40,000,000

CDP Financial, Inc. (SOFR + 0.34%) (Canada)(b)(c)(d)	5.73%	01/09/2025	25,000	25,000,000

Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.53%	04/08/2024	15,000	15,000,000

Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.47%	05/13/2024	50,000	50,000,000

Podium Funding Trust (CEP - Bank of Montreal) (Canada)(d)	5.76%	08/09/2024	30,000	29,259,400

				234,259,400

Total Commercial Paper (Cost $3,024,844,243)				3,024,844,243

Certificates of Deposit-34.65%

Bank of America N.A. (SOFR + 0.50%)(b)	5.81%	05/23/2024	50,000	50,000,000

Bank of America N.A. (SOFR + 0.35%)(b)	5.74%	01/07/2025	50,000	50,000,000

Canadian Imperial Bank of Commerce (Canada)(d)	5.31%	03/01/2024	172,000	172,000,000

Canadian Imperial Bank of Commerce(d)	5.60%	05/24/2024	75,000	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	03/01/2024	$100,000	$ 100,000,000

Cooperatieve Rabobank U.A.(d)	5.75%	06/17/2024	10,000	10,000,000

Cooperatieve Rabobank U.A.(d)	5.50%	12/04/2024	22,000	22,009,518

Credit Agricole Corporate and Investment Bank(d)	5.30%	03/01/2024	158,000	158,000,000

Credit Agricole Corporate and Investment Bank (SOFR + 0.19%) (France)(b)(d)	5.55%	08/14/2024	100,000	100,003,513

DNB Bank ASA(d)	5.31%	03/01/2024	205,000	205,000,000

DZ Bank AG(d)	5.30%	03/01/2024	323,000	323,000,000

Mizuho Bank Ltd.(d)	5.32%	03/01/2024	273,000	273,000,000

Royal Bank of Canada(d)	5.93%	09/16/2024	25,000	25,000,000

Skandinaviska Enskilda Banken AB(d)	5.31%	03/01/2024	224,000	224,000,000

Skandinaviska Enskilda Banken AB (SOFR + 0.18%)(b)(d)	5.61%	08/30/2024	50,000	50,000,000

Svenska Handelsbanken AB(d)	5.30%	03/01/2024	274,000	274,000,000

Swedbank AB(d)	5.39%	12/02/2024	50,000	50,000,000

Toronto-Dominion Bank (The) (Canada)(d)	6.00%	08/15/2024	10,000	10,000,000

Toronto-Dominion Bank (The) (Canada)(d)	5.95%	09/09/2024	50,000	50,000,000

Toronto-Dominion Bank (The)(d)	6.00%	09/09/2024	30,000	30,000,000

Toronto-Dominion Bank (The)(d)	5.67%	09/20/2024	8,719	8,731,439

Total Certificates of Deposit (Cost $2,259,744,470)				2,259,744,470

Variable Rate Demand Notes-1.04%(e)

Credit Enhanced-1.04%

Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	6,000	6,000,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	23,200	23,200,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	3,800	3,800,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	23,000	23,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	7,655	7,655,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	5.44%	01/01/2033	4,100	4,100,000

Total Variable Rate Demand Notes (Cost $67,755,000)				67,755,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-82.08% (Cost $5,352,343,713)				5,352,343,713

			Repurchase Amount
Repurchase Agreements-17.17%(g)

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(d)(h)	5.45%	03/06/2024	35,037,090	35,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(d)(h)	5.42%	03/06/2024	80,084,311	80,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(d)(h)	5.46%	03/01/2024	70,074,317	70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(d)(h)	5.40%	03/01/2024	$150,157,500	$150,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	100,014,889	100,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	120,018,000	120,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(d)(j)	5.41%	03/01/2024	30,130,725	30,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(d)	5.39%	03/01/2024	100,014,972	100,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 - 07/22/2062)(j)	5.61%	03/01/2024	110,497,689	110,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(d)(h)	5.50%	03/05/2024	25,026,736	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(d)(j)	5.49%	03/01/2024	28,004,270	28,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	196,952,920	196,923,874

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(d)(h)	5.40%	03/01/2024	75,078,750	75,000,000

Total Repurchase Agreements (Cost $1,119,923,874)				1,119,923,874

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.25% (Cost $6,472,267,587)				6,472,267,587

OTHER ASSETS LESS LIABILITIES-0.75%				48,864,919

NET ASSETS-100.00%				$6,521,132,506

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $2,673,212,602, which represented 40.99% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.4%; Sweden: 13.9%; France: 13.0%; Australia: 8.8%; New Zealand: 7.3%; Japan: 5.4%;Norway: 5%; Germany: 5%; other countries less than 5% each:7.7%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	51.3%
8-30	4.2
31-60	1.7
61-90	9.1
91-180	14.2
181+	19.5

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-15.51%

U.S. Treasury Bills-1.45%(a)
U.S. Treasury Bills	5.04%-5.11%	11/29/2024	$175,000	$168,607,250

U.S. Treasury Bills	4.79%-4.81%	01/23/2025	108,000	103,491,093

				272,098,343

U.S. Treasury Floating Rate Notes-8.59%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.47%	10/31/2024	323,000	322,855,724

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	225,000	224,998,084

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	910,000	909,307,621

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	50,000	50,000,000

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	100,000	100,076,216

				1,607,237,645

U.S. Treasury Notes-5.47%
U.S. Treasury Notes	2.50%	04/30/2024	150,000	149,447,342

U.S. Treasury Notes	0.38%	08/15/2024	550,000	537,525,850

U.S. Treasury Notes	1.50%	10/31/2024	125,000	122,189,229

U.S. Treasury Notes	0.75%	11/15/2024	28,000	27,166,969

U.S. Treasury Notes	2.25%	11/15/2024	190,000	186,322,712

				1,022,652,102

Total U.S. Treasury Securities (Cost $2,901,988,090)				2,901,988,090

U.S. Government Sponsored Agency Securities-12.59%

Federal Farm Credit Bank (FFCB)-4.07%
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.36%	04/25/2024	9,500	9,500,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.36%	05/09/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.36%	05/24/2024	12,000	12,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.37%	08/27/2024	4,000	4,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	5.39%	11/22/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	5.39%	12/30/2024	47,000	47,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.40%	03/07/2025	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.12%)(b)	5.43%	05/30/2025	5,000	5,000,000

Federal Farm Credit Bank (SOFR + 0.11%)(b)	5.42%	06/13/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(b)	5.44%	06/27/2025	47,000	47,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.47%	07/07/2025	125,000	125,125,596

Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.47%	08/04/2025	5,000	5,004,399

Federal Farm Credit Bank (SOFR + 0.13%)(b)	5.44%	08/13/2025	18,000	18,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(b)	5.45%	08/22/2025	50,000	50,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.40%	09/22/2025	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.47%	11/28/2025	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.47%	12/01/2025	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.46%	12/15/2025	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.46%	12/29/2025	45,000	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.47%	01/23/2026	$40,000	$40,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.46%	01/29/2026	90,000	90,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(b)	5.45%	01/30/2026	10,000	10,000,000

				762,629,995

Federal Home Loan Bank (FHLB)-8.19%
Federal Home Loan Bank (SOFR + 0.07%)(b)	5.38%	06/17/2024	150,000	150,000,000

Federal Home Loan Bank	5.50%	08/12/2024	94,000	93,984,514

Federal Home Loan Bank	5.50%	08/12/2024	21,000	20,996,492

Federal Home Loan Bank	5.59%	09/27/2024	276,500	276,500,000

Federal Home Loan Bank(a)	5.27%	11/01/2024	81,000	78,232,725

Federal Home Loan Bank(a)	4.86%	01/10/2025	75,000	71,948,437

Federal Home Loan Bank	5.03%	01/10/2025	200,000	200,000,000

Federal Home Loan Bank(a)	5.00%	02/10/2025	100,000	95,425,112

Federal Home Loan Bank (SOFR + 0.09%)(b)	5.40%	07/16/2025	25,000	25,000,000

Federal Home Loan Bank (SOFR + 0.14%)(b)	5.45%	08/22/2025	30,000	30,000,000

Federal Home Loan Bank (SOFR + 0.10%)(b)	5.41%	09/19/2025	25,000	25,000,000

Federal Home Loan Bank (SOFR + 0.10%)(b)	5.41%	09/22/2025	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.15%)(b)	5.46%	12/08/2025	50,000	50,000,000

Federal Home Loan Bank (SOFR + 0.15%)(b)	5.46%	12/11/2025	15,000	15,000,000

Federal Home Loan Bank (SOFR + 0.19%)(b)	5.50%	01/14/2026	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.13%)(b)	5.44%	02/09/2026	200,000	200,000,000

				1,532,087,280

U.S. International Development Finance Corp. (DFC)-0.33%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/15/2025	3,600	3,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2025	1,105	1,105,263

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	11/15/2025	2,947	2,947,368

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.49%	09/15/2026	2,292	2,291,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2026	2,750	2,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	12/15/2026	1,800	1,800,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/20/2027	3,500	3,499,987

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/20/2027	2,333	2,333,325

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	02/15/2028	4,444	4,444,445

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/20/2028	8,308	8,307,692

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)	5.50%	08/15/2029	9,167	9,166,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	03/15/2030	15,179	15,178,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	10/15/2030	$3,750	$3,750,000

				61,174,985

Total U.S. Government Sponsored Agency Securities (Cost $2,355,892,260)				2,355,892,260

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.10% (Cost $5,257,880,350)				5,257,880,350

			Repurchase Amount
Repurchase Agreements-71.84%(d)
Bank of Nova Scotia, joint agreement dated 02/29/2024, aggregate maturing value of $1,400,206,889 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,428,000,033; 0.13% - 7.50%; 04/15/2024 - 02/01/2054)	5.32%	03/01/2024	570,084,233	570,000,000

Bank of Nova Scotia, joint agreement dated 02/29/2024, aggregate maturing value of $500,073,750 (collateralized by U.S. Treasury obligations valued at $510,000,026; 0.00% - 5.25%; 03/15/2024 - 02/15/2054)	5.31%	03/01/2024	350,051,625	350,000,000

BMO Capital Markets Corp., joint agreement dated 02/29/2024, aggregate maturing value of $750,110,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,010; 0.00% - 7.00%; 03/25/2024 - 05/20/2072)	5.32%	03/01/2024	210,031,033	210,000,000

BMO Capital Markets Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $252,225,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,007; 0.25% - 7.00%; 03/25/2024 - 12/20/2071)(e)	5.34%	04/01/2024	126,112,500	125,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/30/2024 - 11/20/2063)(e)	5.01%	10/28/2024	622,795,500	600,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(e)(f)	5.43%	03/01/2024	600,090,500	600,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(e)(f)	5.44%	03/01/2024	200,030,222	200,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(e)(f)	5.35%	03/01/2024	200,029,722	200,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	150,022,333	150,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,500,000,000 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 1.25% - 9.97%; 03/25/2027 - 01/20/2073)(e)(f)	5.38%	03/01/2024	250,037,361	250,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.87%; 06/15/2029 - 10/20/2072)(e)(f)	5.37%	03/01/2024	220,032,817	220,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,153; 0.00% - 5.56%; 04/30/2024 - 05/15/2050)(e)(f)	5.36%	03/01/2024	$200,029,778	$200,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,180; 2.00% - 4.13%; 05/31/2024 - 05/15/2049)(e)(f)	5.36%	03/01/2024	220,032,756	220,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $750,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,004; 0.00% - 6.42%; 03/07/2024 - 04/20/2068)(e)(f)	5.36%	03/01/2024	250,037,222	250,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	70,010,422	70,000,000

CIBC World Markets Corp., joint term agreement dated 02/13/2024, aggregate maturing value of $505,848,194 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 6.50%; 05/01/2028 - 04/01/2059)(e)	5.33%	05/02/2024	106,228,121	105,000,000

CIBC World Markets Corp., joint term agreement dated 02/20/2024, aggregate maturing value of $453,864,250 (collateralized by agency mortgage-backed securities valued at $459,000,001; 2.00% - 7.00%; 06/01/2028 - 04/01/2059)(e)	5.33%	04/18/2024	75,644,042	75,000,000

CIBC World Markets Corp., joint term agreement dated 12/13/2023, aggregate maturing value of $261,489,092 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $263,160,738; 0.00% - 7.00%; 03/31/2024 - 02/01/2054)(e)	5.35%	03/13/2024	157,096,160	155,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $500,073,889 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00%; 05/15/2024 - 11/15/2053)	5.32%	03/01/2024	100,014,778	100,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $1,201,243,667 (collateralized by agency mortgage-backed securities valued at $1,224,000,482; 1.50% - 6.00%; 01/20/2051 - 02/20/2054)(e)	5.33%	03/07/2024	245,253,915	245,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 - 12/31/2026)(e)	5.32%	03/07/2024	500,517,222	500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	200,029,500	200,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $360,053,100 (collateralized by U.S. Treasury obligations valued at $367,200,045; 3.50% - 4.13%; 02/15/2027 - 01/31/2030)	5.31%	03/01/2024	100,014,750	100,000,000

Federal Reserve Bank of New York, joint agreement dated 02/29/2024, aggregate maturing value of $5,900,868,611 (collateralized by U.S. Treasury obligations valued at $5,900,868,702; 0.38% - 3.13%; 07/15/2024 - 02/15/2032)	5.30%	03/01/2024	900,132,500	900,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	1,600,235,556	1,600,000,000

ING Financial Markets, LLC, joint term agreement dated 02/01/2024, aggregate maturing value of $755,471,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,015; 1.50% - 7.00%; 01/01/2028 - 09/01/2057)	5.36%	03/21/2024	100,729,556	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, term agreement dated 02/28/2024, maturing value of $200,206,889 (collateralized by agency mortgage-backed securities and a U.S. Treasury obligation valued at $204,000,071; 1.50% - 8.00%; 09/30/2029 - 07/01/2056)(e)	5.32%	03/06/2024	$200,206,889	$200,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,778 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.50%; 12/01/2026 - 09/01/2061)	5.32%	03/01/2024	250,036,944	250,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,002; 2.25% - 6.62%; 10/25/2032 - 08/20/2063)(g)	5.31%	03/01/2024	65,278,381	65,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.32%	03/06/2024	40,041,991	40,000,612

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $956,904,917 (collateralized by U.S. Treasury obligations valued at $969,000,769; 0.00% - 5.35%; 03/12/2024 - 05/15/2051)	5.34%	03/21/2024	50,363,417	50,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(e)	5.33%	03/06/2024	48,087,286	48,037,500

RBC Dominion Securities Inc., joint term agreement dated 02/14/2024, aggregate maturing value of $4,524,075,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,590,000,000; 0.00% - 7.50%; 05/01/2025 - 02/01/2054)(e)	5.35%	03/21/2024	804,280,000	800,000,000

Royal Bank of Canada, joint term agreement dated 01/29/2024, aggregate maturing value of $503,849,444 (collateralized by U.S. Treasury obligations valued at $510,000,069; 1.25% - 4.13%; 12/31/2027 - 06/30/2029)(e)	5.33%	03/21/2024	251,924,722	250,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $2,383,580,694 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,413,320,003; 0.63% - 7.00%; 06/30/2026 - 12/20/2063)(e)	5.35%	03/21/2024	767,662,083	762,000,000

Societe Generale, joint agreement dated 02/29/2024, aggregate maturing value of $500,073,889 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 6.50%; 01/20/2026 - 10/01/2053)	5.32%	03/01/2024	410,060,589	410,000,000

Standard Chartered Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,778 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,150,805; 1.50% - 7.65%; 05/01/2025 - 03/01/2054)	5.32%	03/01/2024	660,097,533	660,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/29/2024, maturing value of $500,073,889 (collateralized by agency mortgage-backed securities valued at $512,024,571; 2.00% - 6.50%; 07/20/2046 - 01/01/2054)	5.32%	03/01/2024	500,073,889	500,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	109,107,399	109,091,308

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $500,517,222 (collateralized by agency mortgage-backed securities valued at $510,000,001; 1.50% - 7.50%; 05/01/2024 - 03/01/2054)(e)	5.32%	03/01/2024	310,320,678	310,000,000

Wells Fargo Securities, LLC, joint term agreement dated 01/30/2024, aggregate maturing value of $2,214,873,806 (collateralized by agency mortgage-backed securities valued at $2,228,700,000; 1.50% - 8.00%; 06/01/2024 - 09/01/2057)	5.35%	05/01/2024	405,468,889	400,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $506,725,000 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 7.00%; 01/01/2030 - 01/01/2059)	5.38%	05/23/2024	$111,479,500	$110,000,000

Wells Fargo Securities, LLC, joint term agreement dated 12/08/2023, aggregate maturing value of $623,348,625 (collateralized by agency mortgage-backed securities valued at $627,300,000; 1.50% - 8.50%; 11/01/2024 - 05/01/2058)(e)	5.43%	03/07/2024	187,511,375	185,000,000

Total Repurchase Agreements (Cost $13,444,129,420)				13,444,129,420

TOTAL INVESTMENTS IN SECURITIES(h)-99.94% (Cost $18,702,009,770)				18,702,009,770

OTHER ASSETS LESS LIABILITIES-0.06%				11,938,021

NET ASSETS-100.00%				$18,713,947,791

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	68.4%

8-30	0.8

31-60	0.1

61-90	3.7

91-180	4.3

181+	22.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

		Invesco Premier
	Invesco Premier	U.S. Government
	Portfolio	Money Portfolio

Assets:
Investments in unaffiliated securities, at value	$5,352,343,713	$5,257,880,350

Repurchase agreements, at value and cost	1,119,923,874	13,444,129,420

Cash	-	420,021

Receivable for:
Fund shares sold	39,640,419	20,411

Interest	16,931,988	51,872,162

Investment for trustee deferred compensation and retirement plans	689,415	164,807

Other assets	131	146

Total assets	6,529,529,540	18,754,487,317

Liabilities:

Payable for:
Fund shares reacquired	4,380,284	3,417,524

Amount due custodian	4,419	-

Dividends	2,406,060	34,314,192

Accrued fees to affiliates	915,928	2,643,003

Accrued operating expenses	928	-

Trustee deferred compensation and retirement plans	689,415	164,807

Total liabilities	8,397,034	40,539,526

Net assets applicable to shares outstanding	$6,521,132,506	$18,713,947,791

Net assets consist of:

Shares of beneficial interest	$6,521,007,342	$18,713,479,284

Distributable earnings (loss)	125,164	468,507

	$6,521,132,506	$18,713,947,791

Net Assets:

Investor Class	$137,536,091	$393,266,286

Institutional Class	$6,371,570,327	$18,320,681,505

Private Investment Class	$25,885	$-

Personal Investment Class	$11,314,290	$-

Reserve Class	$10,927	$-

Resource Class	$674,986	$-

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	137,518,736	393,243,742

Institutional Class	6,371,135,753	18,319,598,119

Private Investment Class	25,882	-

Personal Investment Class	11,313,673	-

Reserve Class	10,926	-

Resource Class	674,907	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00

Cost of Investments	$6,472,267,587	$18,702,009,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

		Invesco Premier
	Invesco Premier	U.S. Government
	Portfolio	Money Portfolio

Investment income:
Interest	$161,816,767	$528,699,615

Expenses:
Advisory fees	7,224,222	24,334,080

Distribution fees:
Private Investment Class	38	-

Personal Investment Class	23,721	-

Reserve Class	47	-

Resource Class	529	-

Professional services fees	3,390	13,532

Total expenses	7,251,947	24,347,612

Less: Fees waived	(2,022,782)	(6,813,539)

Net expenses	5,229,165	17,534,073

Net investment income	156,587,602	511,165,542

Net realized gain from unaffiliated investment securities	20,583	561,487

Net increase in net assets resulting from operations	$156,608,185	$511,727,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

			Invesco Premier U.S. Government
	Invesco Premier Portfolio		Money Portfolio
	February 29,	August 31,	February 29,	August 31,
	2024	2023	2024	2023

Operations:

Net investment income	$156,587,602	$155,276,607	$511,165,542	$750,648,316

Net realized gain (loss)	20,583	(985)	561,487	693,010

Net increase in net assets resulting from operations	156,608,185	155,275,622	511,727,029	751,341,326

Distributions to shareholders from distributable earnings:

Investor Class	(4,194,120)	(4,607,779)	(9,844,362)	(8,381,150)

Institutional Class	(152,164,761)	(150,314,419)	(501,321,180)	(742,267,166)

Private Investment Class	(650)	(1,014)	-	-

Personal Investment Class	(210,413)	(297,098)	-	-

Reserve Class	(244)	(371)	-	-

Resource Class	(17,414)	(55,926)	-	-

Total distributions from distributable earnings	(156,587,602)	(155,276,607)	(511,165,542)	(750,648,316)

Share transactions-net:

Investor Class	(20,937,707)	115,463,526	51,523,609	290,330,903

Institutional Class	1,596,827,057	3,032,288,022	(638,095,643)	9,023,822,566

Private Investment Class	759	945	-	-

Personal Investment Class	4,209,153	(553,384)	-	-

Reserve Class	286	343	-	-

Resource Class	20,322	(2,191,285)	-	-

Net increase (decrease) in net assets resulting from share transactions	1,580,119,870	3,145,008,167	(586,572,034)	9,314,153,469

Net increase (decrease) in net assets	1,580,140,453	3,145,007,182	(586,010,547)	9,314,846,479

Net assets:

Beginning of period	4,940,992,053	1,795,984,871	19,299,958,338	9,985,111,859

End of period	$6,521,132,506	$4,940,992,053	$18,713,947,791	$19,299,958,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/29/24	$1.00	$0.03	$ 0.00	$0.03	$(0.03)	$1.00	2.73%	$137,536	0.18	%(c)	0.25	%(c)	5.42	%(c)
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.49	158,473	0.18		0.25		4.62
Year ended 08/31/22	1.00	0.01	0.00	0.01	(0.01)	1.00	0.51	43,003	0.18		0.25		0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	45,025	0.18		0.25		0.07
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.20	93,923	0.18		0.25		1.22
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	60,340	0.18		0.25		2.37
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	1.00	2.64	393,266	0.18	(c)	0.25	(c)	5.25	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	341,727	0.18		0.25		4.42
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	51,389	0.14		0.25		0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	39,160	0.12		0.25		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	48,190	0.18		0.25		0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	32,557	0.18		0.25		2.21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

 Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

 Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), and Invesco Premier U.S. Government Money Portfolio, a “government money market fund” as defined in the Rule, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Premier Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Money Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; and (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions – It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative settled shares.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

 Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

 The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.

 For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$2,022,782

Invesco Premier U.S. Government Money Portfolio	6,813,539

 The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.

 The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of February 29, 2024, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

 Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 5–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Funds had a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term
Fund	Not Subject to Expiration	Total*

Invesco Premier Portfolio	$ 986	$ 986

Invesco Premier U.S. Government Money Portfolio	225,350	225,350

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Investor Class	161,590,945	$161,590,945	256,914,518	$256,914,518

Institutional Class	4,882,628,937	4,882,628,937	6,728,848,110	6,728,848,110

Private Investment Class	109	109	-	-

Personal Investment Class	11,142,703	11,142,703	24,193,923	24,193,923

Reserve Class	42	42	-	-

Resource Class	2,908	2,908	-	-

Issued as reinvestment of dividends:
Investor Class	3,256,583	3,256,583	3,726,275	3,726,275

Institutional Class	152,164,761	152,164,761	124,770,193	124,770,193

Private Investment Class	650	650	945	945

Personal Investment Class	210,413	210,413	280,128	280,128

Reserve Class	244	244	343	343

Resource Class	17,414	17,414	55,926	55,926

Reacquired:
Investor Class	(185,785,235)	(185,785,235)	(145,177,267)	(145,177,267)

Institutional Class	(3,437,966,641)	(3,437,966,641)	(3,821,330,281)	(3,821,330,281)

Personal Investment Class	(7,143,963)	(7,143,963)	(25,027,435)	(25,027,435)

Resource Class	-	-	(2,247,211)	(2,247,211)

Net increase in share activity	1,580,119,870	$1,580,119,870	3,145,008,167	$3,145,008,167

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7–Share Information–(continued)

Invesco Premier U.S. Government Money Portfolio

		Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Investor Class	259,520,390	$259,520,390	606,735,166	$606,735,166

Institutional Class	27,826,277,923	27,826,277,923	75,897,949,910	75,897,949,910

Issued as reinvestment of dividends:
Investor Class	8,038,631	8,038,631	6,835,954	6,835,954

Institutional Class	325,858,118	325,858,118	318,111,677	318,111,677

Reacquired:
Investor Class	(216,035,412)	(216,035,412)	(323,240,217)	(323,240,217)

Institutional Class	(28,790,231,684)	(28,790,231,684)	(67,192,239,021)	(67,192,239,021)

Net increase (decrease) in share activity	(586,572,034)	$(586,572,034)	9,314,153,469	$9,314,153,469

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor Class	(09/01/23)	(02/29/24)[1]	Period[2]	(02/29/24)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,027.30	$0.91	$1,023.97	$0.91	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,026.40	0.91	1,023.97	0.91	0.18

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld
(1)* Beth Ann Brown	16,075,951,959.62	36,872,353.55
Carol Deckbar	16,065,793,461.22	47,030,851.95
Cynthia Hostetler	16,078,784,732.62	34,039,580.55
Dr. Eli Jones	16,074,657,057.61	38,167,255.56
Elizabeth Krentzman	16,068,972,914.62	43,851,398.55
Jeffrey H. Kupor	16,060,460,799.61	52,363,513.56
Anthony J. LaCava, Jr.	16,066,988,626.61	45,835,686.56
James Liddy	16,068,613,660.61	44,210,652.56
Dr. Prema Mathai-Davis	16,065,469,804.96	47,354,508.21
Joel W. Motley	16,059,943,470.21	52,880,842.96
Teresa M. Ressel	16,075,675,425.62	37,148,887.55
Douglas Sharp	16,067,361,330.61	45,462,982.56
Robert C. Troccoli	16,060,594,616.61	52,229,696.56
Daniel S. Vandivort	16,063,429,375.61	49,394,937.56

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Institutional Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Invesco Premier U.S. Government Money Portfolio

2	Fund Data
3	Schedules of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
23	Fund Expenses
24	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/29/24

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	31 - 52 days	33 days	76 days	$6.4 billion
Invesco Premier U.S. Government Money[2]	14 - 38 days	29 days	111 days	18.3 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-46.39%(a)
Asset Management & Custody Banks-0.38%
BofA Securities, Inc. (SOFR + 0.49%)(b)	5.89%	11/29/2024	$25,000	$25,000,000

Asset-Backed Securities - Consumer Receivables-0.52%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.41%	09/06/2024	10,000	9,727,000

Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.76%	11/22/2024	25,000	23,993,264

				33,720,264

Asset-Backed Securities - Fully Supported-1.30%
Atlantic Asset Securitization LLC (SOFR + 0.40%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)(d)	5.52%	03/11/2024	35,000	35,000,000

Bennington Stark Capital Co. LLC (SOFR + 0.15%) (CEP - Societe Generale S.A.)(b)(c)(d)	5.47%	05/22/2024	250	250,000

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	5.81%	05/13/2024	50,000	49,428,167

				84,678,167

Asset-Backed Securities - Fully Supported Bank-5.94%
Anglesea Funding LLC (1 mo. OBFR + 0.15%) (Multi - CEP’s)(b)(c)(d)	5.50%	07/10/2024	80,000	80,000,000

Anglesea Funding LLC (1 mo. OBFR + 0.14%)(b)(c)(d)	5.49%	07/22/2024	40,000	40,000,000

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(c)(d)	5.85%	08/02/2024	110,000	107,364,889

Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	5.36%	03/06/2024	160,000	159,881,111

				387,246,000

Consumer Finance-0.76%
Toyota Finance Australia Ltd. (Australia)(d)	5.48%	05/22/2024	50,000	49,383,861

Diversified Banks-27.90%
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.65%	05/24/2024	49,000	48,371,738

Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.40%	07/15/2024	50,000	49,012,111

Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.36%	09/18/2024	25,000	24,281,146

Australia & New Zealand Banking Group Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	5.59%	10/30/2024	25,000	25,000,000

Australia & New Zealand Banking Group Ltd. (SOFR + 0.34%) (Australia)(b)(c)(d)	5.74%	01/08/2025	50,000	50,000,000

Banco Santander S.A. (Spain)(c)(d)	5.71%	04/16/2024	50,000	49,643,500

Bank of Montreal (Canada)(d)	5.60%	03/01/2024	10,000	10,000,000

Barclays Bank PLC(c)(d)	5.78%	05/14/2024	50,000	49,422,389

Barclays Bank PLC (SOFR + 0.18%)(b)(c)(d)	5.55%	08/23/2024	25,000	25,000,000

BNG Bank N.V. (Netherlands)(c)(d)	5.34%	03/04/2024	100,000	99,955,667

Canadian Imperial Bank of Commerce (Canada)(c)(d)	5.33%	03/06/2024	50,000	49,963,056

Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	24,584,125

Citigroup Global Markets, Inc.(c)	5.80%	03/25/2024	50,000	49,812,333

Commonwealth Bank of Australia (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/10/2024	45,000	45,000,000

Commonwealth Bank of Australia (Australia)(c)(d)	5.95%	10/16/2024	50,000	48,212,528

Commonwealth Bank of Australia (SOFR + 0.35%) (Australia)(b)(c)(d)	5.74%	01/03/2025	100,000	100,000,000

DBS Bank Ltd. (Singapore)(c)(d)	5.32%	03/14/2024	50,000	49,904,306

Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	40,000	39,981,333

Dexia Credit Local S.A. (France)(c)(d)	5.85%	05/02/2024	30,000	29,706,533

DNB Bank ASA (Norway)(c)(d)	5.94%	09/18/2024	45,000	43,593,000

DNB Bank ASA (Norway)(c)(d)	5.25%	09/24/2024	26,700	25,924,699

DNB Bank ASA (Norway)(c)(d)	5.97%	10/01/2024	50,000	48,326,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks-(continued)
ING (US) Funding LLC(c)(d)	5.82%	05/01/2024	$40,000	$39,617,056

ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	69,500	69,500,000

ING (US) Funding LLC (SOFR + 0.30%)(b)(c)(d)	5.71%	02/10/2025	35,000	34,997,752

J.P. Morgan Securities LLC(c)	6.00%	10/15/2024	50,000	50,000,000

Royal Bank of Canada (SOFR + 0.55%) (Canada)(b)(c)(d)	5.97%	09/23/2024	100,000	100,000,000

Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	5.79%	05/01/2024	50,000	49,523,014

Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	49,402,083

Swedbank AB (Sweden)(d)	5.78%	03/12/2024	65,000	64,888,380

Swedbank AB (SOFR + 0.18%) (Sweden)(b)(c)(d)	5.60%	07/31/2024	50,000	50,000,000

Swedbank AB (SOFR + 0.21%)(b)(d)	5.58%	08/02/2024	50,000	50,000,000

Toronto-Dominion Bank (The) (SOFR + 0.68%) (Canada)(b)(c)(d)	6.06%	04/11/2024	20,000	20,000,000

Toronto-Dominion Bank (The) (Canada)(c)(d)	5.19%	12/02/2024	50,000	48,102,500

United Overseas Bank Ltd. (Singapore)(c)(d)	5.82%	04/16/2024	25,000	24,819,514

Westpac Banking Corp. (Australia)(c)(d)	5.56%	05/06/2024	50,000	49,516,000

Westpac Banking Corp. (Australia)(c)(d)	5.93%	09/05/2024	30,000	29,122,667

Westpac Banking Corp. (Australia)(c)(d)	5.41%	09/11/2024	3,950	3,839,312

Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/08/2024	100,000	100,000,000

				1,819,023,381

Diversified Capital Markets-6.00%
Collateralized Commercial Paper V Co. LLC (SOFR + 0.34%) (CEP - J.P. Morgan Securities LLC)(b)	5.73%	10/17/2024	35,000	35,000,000

Collateralized Commercial Paper V Co. LLC (SOFR + 0.30%) (CEP - J.P. Morgan Securities LLC)(b)	5.72%	11/22/2024	15,000	15,000,000

Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	60,000	60,000,000

Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	50,000	50,000,000

Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	5.34%	03/06/2024	47,500	47,464,837

UBS AG (SOFR + 0.44%)(b)(c)(d)	5.85%	07/26/2024	75,000	75,000,000

UBS AG (SOFR + 0.50%)(b)(c)(d)	5.91%	08/07/2024	50,000	50,000,000

UBS AG(c)(d)	5.41%	10/02/2024	30,000	29,068,333

UBS AG (SOFR + 0.25%)(b)(c)(d)	5.64%	11/22/2024	30,000	30,000,000

				391,533,170

Specialized Finance-3.59%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	75,000	75,000,000

Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	40,000	40,000,000

CDP Financial, Inc. (SOFR + 0.34%) (Canada)(b)(c)(d)	5.73%	01/09/2025	25,000	25,000,000

Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.53%	04/08/2024	15,000	15,000,000

Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.47%	05/13/2024	50,000	50,000,000

Podium Funding Trust (CEP - Bank of Montreal) (Canada)(d)	5.76%	08/09/2024	30,000	29,259,400

				234,259,400

Total Commercial Paper (Cost $3,024,844,243)				3,024,844,243

Certificates of Deposit-34.65%
Bank of America N.A. (SOFR + 0.50%)(b)	5.81%	05/23/2024	50,000	50,000,000

Bank of America N.A. (SOFR + 0.35%)(b)	5.74%	01/07/2025	50,000	50,000,000

Canadian Imperial Bank of Commerce (Canada)(d)	5.31%	03/01/2024	172,000	172,000,000

Canadian Imperial Bank of Commerce(d)	5.60%	05/24/2024	75,000	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	03/01/2024	$100,000	$100,000,000

Cooperatieve Rabobank U.A.(d)	5.75%	06/17/2024	10,000	10,000,000

Cooperatieve Rabobank U.A.(d)	5.50%	12/04/2024	22,000	22,009,518

Credit Agricole Corporate and Investment Bank(d)	5.30%	03/01/2024	158,000	158,000,000

Credit Agricole Corporate and Investment Bank (SOFR + 0.19%) (France)(b)(d)	5.55%	08/14/2024	100,000	100,003,513

DNB Bank ASA(d)	5.31%	03/01/2024	205,000	205,000,000

DZ Bank AG(d)	5.30%	03/01/2024	323,000	323,000,000

Mizuho Bank Ltd.(d)	5.32%	03/01/2024	273,000	273,000,000

Royal Bank of Canada(d)	5.93%	09/16/2024	25,000	25,000,000

Skandinaviska Enskilda Banken AB(d)	5.31%	03/01/2024	224,000	224,000,000

Skandinaviska Enskilda Banken AB (SOFR + 0.18%)(b)(d)	5.61%	08/30/2024	50,000	50,000,000

Svenska Handelsbanken AB(d)	5.30%	03/01/2024	274,000	274,000,000

Swedbank AB(d)	5.39%	12/02/2024	50,000	50,000,000

Toronto-Dominion Bank (The) (Canada)(d)	6.00%	08/15/2024	10,000	10,000,000

Toronto-Dominion Bank (The) (Canada)(d)	5.95%	09/09/2024	50,000	50,000,000

Toronto-Dominion Bank (The)(d)	6.00%	09/09/2024	30,000	30,000,000

Toronto-Dominion Bank (The)(d)	5.67%	09/20/2024	8,719	8,731,439

Total Certificates of Deposit (Cost $2,259,744,470)				2,259,744,470

Variable Rate Demand Notes-1.04%(e)
Credit Enhanced-1.04%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	6,000	6,000,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	23,200	23,200,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	3,800	3,800,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	23,000	23,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	7,655	7,655,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	5.44%	01/01/2033	4,100	4,100,000

Total Variable Rate Demand Notes (Cost $67,755,000)				67,755,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-82.08% (Cost $5,352,343,713)				5,352,343,713

			Repurchase Amount

Repurchase Agreements-17.17%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(d)(h)	5.45%	03/06/2024	35,037,090	35,000,000

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(d)(h)	5.42%	03/06/2024	80,084,311	80,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(d)(h)	5.46%	03/01/2024	70,074,317	70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(d)(h)	5.40%	03/01/2024	$150,157,500	$150,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	100,014,889	100,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	120,018,000	120,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(d)(j)	5.41%	03/01/2024	30,130,725	30,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(d)	5.39%	03/01/2024	100,014,972	100,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 - 07/22/2062)(j)	5.61%	03/01/2024	110,497,689	110,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(d)(h)	5.50%	03/05/2024	25,026,736	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(d)(j)	5.49%	03/01/2024	28,004,270	28,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	196,952,920	196,923,874

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(d)(h)	5.40%	03/01/2024	75,078,750	75,000,000

Total Repurchase Agreements (Cost $1,119,923,874)				1,119,923,874

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.25% (Cost $6,472,267,587)				6,472,267,587

OTHER ASSETS LESS LIABILITIES-0.75%				48,864,919

NET ASSETS-100.00%				$6,521,132,506

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $2,673,212,602, which represented 40.99% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.4%; Sweden: 13.9%; France: 13.0%; Australia: 8.8%; New Zealand: 7.3%; Japan: 5.4%;Norway: 5%; Germany: 5%; other countries less than 5% each:7.7%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	51.3%
8-30	4.2
31-60	1.7
61-90	9.1
91-180	14.2
181+	19.5

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-15.51%
U.S. Treasury Bills-1.45%(a)
U.S. Treasury Bills	5.04%-5.11%	11/29/2024	$175,000	$168,607,250

U.S. Treasury Bills	4.79%-4.81%	01/23/2025	108,000	103,491,093

				272,098,343

U.S. Treasury Floating Rate Notes-8.59%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.47%	10/31/2024	323,000	322,855,724

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	225,000	224,998,084

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.53%	07/31/2025	910,000	909,307,621

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.50%	10/31/2025	50,000	50,000,000

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.55%	01/31/2026	100,000	100,076,216

				1,607,237,645

U.S. Treasury Notes-5.47%
U.S. Treasury Notes	2.50%	04/30/2024	150,000	149,447,342

U.S. Treasury Notes	0.38%	08/15/2024	550,000	537,525,850

U.S. Treasury Notes	1.50%	10/31/2024	125,000	122,189,229

U.S. Treasury Notes	0.75%	11/15/2024	28,000	27,166,969

U.S. Treasury Notes	2.25%	11/15/2024	190,000	186,322,712

				1,022,652,102

Total U.S. Treasury Securities (Cost $2,901,988,090)				2,901,988,090

U.S. Government Sponsored Agency Securities-12.59%
Federal Farm Credit Bank (FFCB)-4.07%
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.36%	04/25/2024	9,500	9,500,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.36%	05/09/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.36%	05/24/2024	12,000	12,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.37%	08/27/2024	4,000	4,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	5.39%	11/22/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	5.39%	12/30/2024	47,000	47,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.40%	03/07/2025	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.12%)(b)	5.43%	05/30/2025	5,000	5,000,000

Federal Farm Credit Bank (SOFR + 0.11%)(b)	5.42%	06/13/2025	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.13%)(b)	5.44%	06/27/2025	47,000	47,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.47%	07/07/2025	125,000	125,125,596

Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.47%	08/04/2025	5,000	5,004,399

Federal Farm Credit Bank (SOFR + 0.13%)(b)	5.44%	08/13/2025	18,000	18,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(b)	5.45%	08/22/2025	50,000	50,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.40%	09/22/2025	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.47%	11/28/2025	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.47%	12/01/2025	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.46%	12/15/2025	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.46%	12/29/2025	45,000	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.47%	01/23/2026	$40,000	$40,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.46%	01/29/2026	90,000	90,000,000

Federal Farm Credit Bank (SOFR + 0.14%)(b)	5.45%	01/30/2026	10,000	10,000,000

				762,629,995

Federal Home Loan Bank (FHLB)-8.19%
Federal Home Loan Bank (SOFR + 0.07%)(b)	5.38%	06/17/2024	150,000	150,000,000

Federal Home Loan Bank	5.50%	08/12/2024	94,000	93,984,514

Federal Home Loan Bank	5.50%	08/12/2024	21,000	20,996,492

Federal Home Loan Bank	5.59%	09/27/2024	276,500	276,500,000

Federal Home Loan Bank(a)	5.27%	11/01/2024	81,000	78,232,725

Federal Home Loan Bank(a)	4.86%	01/10/2025	75,000	71,948,437

Federal Home Loan Bank	5.03%	01/10/2025	200,000	200,000,000

Federal Home Loan Bank(a)	5.00%	02/10/2025	100,000	95,425,112

Federal Home Loan Bank (SOFR + 0.09%)(b)	5.40%	07/16/2025	25,000	25,000,000

Federal Home Loan Bank (SOFR + 0.14%)(b)	5.45%	08/22/2025	30,000	30,000,000

Federal Home Loan Bank (SOFR + 0.10%)(b)	5.41%	09/19/2025	25,000	25,000,000

Federal Home Loan Bank (SOFR + 0.10%)(b)	5.41%	09/22/2025	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.15%)(b)	5.46%	12/08/2025	50,000	50,000,000

Federal Home Loan Bank (SOFR + 0.15%)(b)	5.46%	12/11/2025	15,000	15,000,000

Federal Home Loan Bank (SOFR + 0.19%)(b)	5.50%	01/14/2026	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.13%)(b)	5.44%	02/09/2026	200,000	200,000,000

				1,532,087,280

U.S. International Development Finance Corp. (DFC)-0.33%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/15/2025	3,600	3,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2025	1,105	1,105,263

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	11/15/2025	2,947	2,947,368

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.49%	09/15/2026	2,292	2,291,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	09/15/2026	2,750	2,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	12/15/2026	1,800	1,800,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/20/2027	3,500	3,499,987

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/20/2027	2,333	2,333,325

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	02/15/2028	4,444	4,444,445

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	06/20/2028	8,308	8,307,692

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)	5.50%	08/15/2029	9,167	9,166,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	03/15/2030	15,179	15,178,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.50%	10/15/2030	$3,750	$3,750,000

				61,174,985

Total U.S. Government Sponsored Agency Securities (Cost $2,355,892,260)				2,355,892,260

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-28.10% (Cost $5,257,880,350)				5,257,880,350

			Repurchase Amount

Repurchase Agreements-71.84%(d)
Bank of Nova Scotia, joint agreement dated 02/29/2024, aggregate maturing value of $1,400,206,889 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,428,000,033; 0.13% - 7.50%; 04/15/2024 - 02/01/2054)	5.32%	03/01/2024	570,084,233	570,000,000

Bank of Nova Scotia, joint agreement dated 02/29/2024, aggregate maturing value of $500,073,750 (collateralized by U.S. Treasury obligations valued at $510,000,026; 0.00% - 5.25%; 03/15/2024 - 02/15/2054)	5.31%	03/01/2024	350,051,625	350,000,000

BMO Capital Markets Corp., joint agreement dated 02/29/2024, aggregate maturing value of $750,110,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,010; 0.00% - 7.00%; 03/25/2024 - 05/20/2072)	5.32%	03/01/2024	210,031,033	210,000,000

BMO Capital Markets Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $252,225,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,007; 0.25% - 7.00%; 03/25/2024 - 12/20/2071)(e)	5.34%	04/01/2024	126,112,500	125,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/30/2024 - 11/20/2063)(e)	5.01%	10/28/2024	622,795,500	600,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,235; 0.00% - 6.13%; 03/21/2024 - 05/15/2053)(e)(f)	5.43%	03/01/2024	600,090,500	600,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,308; 0.00% - 5.35%; 04/02/2024 - 02/15/2051)(e)(f)	5.44%	03/01/2024	200,030,222	200,000,000

BofA Securities, Inc., joint term agreement dated 02/12/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,130; 0.00% - 4.88%; 03/07/2024 - 02/15/2054)(e)(f)	5.35%	03/01/2024	200,029,722	200,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,413; 0.00% - 5.00%; 04/18/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	150,022,333	150,000,000

BofA Securities, Inc., joint term agreement dated 02/21/2024, aggregate maturing value of $1,500,000,000 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 1.25% - 9.97%; 03/25/2027 - 01/20/2073)(e)(f)	5.38%	03/01/2024	250,037,361	250,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.25% - 6.87%; 06/15/2029 - 10/20/2072)(e)(f)	5.37%	03/01/2024	220,032,817	220,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,153; 0.00% - 5.56%; 04/30/2024 - 05/15/2050)(e)(f)	5.36%	03/01/2024	$200,029,778	$200,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $1,000,000,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,180; 2.00% - 4.13%; 05/31/2024 - 05/15/2049)(e)(f)	5.36%	03/01/2024	220,032,756	220,000,000

BofA Securities, Inc., joint term agreement dated 02/26/2024, aggregate maturing value of $750,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,004; 0.00% -6.42%; 03/07/2024 - 04/20/2068)(e)(f)	5.36%	03/01/2024	250,037,222	250,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(e)(f)	5.36%	03/01/2024	70,010,422	70,000,000

CIBC World Markets Corp., joint term agreement dated 02/13/2024, aggregate maturing value of $505,848,194 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 6.50%; 05/01/2028 - 04/01/2059)(e)	5.33%	05/02/2024	106,228,121	105,000,000

CIBC World Markets Corp., joint term agreement dated 02/20/2024, aggregate maturing value of $453,864,250 (collateralized by agency mortgage-backed securities valued at $459,000,001; 2.00% - 7.00%; 06/01/2028 - 04/01/2059)(e)	5.33%	04/18/2024	75,644,042	75,000,000

CIBC World Markets Corp., joint term agreement dated 12/13/2023, aggregate maturing value of $261,489,092 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $263,160,738; 0.00% -7.00%; 03/31/2024 - 02/01/2054)(e)	5.35%	03/13/2024	157,096,160	155,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/29/2024, aggregate maturing value of $500,073,889 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00%; 05/15/2024 - 11/15/2053)	5.32%	03/01/2024	100,014,778	100,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $1,201,243,667 (collateralized by agency mortgage-backed securities valued at $1,224,000,482; 1.50% - 6.00%; 01/20/2051 - 02/20/2054)(e)	5.33%	03/07/2024	245,253,915	245,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,069; 0.13% - 6.00%; 12/31/2025 -12/31/2026)(e)	5.32%	03/07/2024	500,517,222	500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,020; 0.75% - 4.88%; 04/30/2026 - 05/15/2032)	5.31%	03/01/2024	200,029,500	200,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/29/2024, aggregate maturing value of $360,053,100 (collateralized by U.S. Treasury obligations valued at $367,200,045; 3.50% - 4.13%; 02/15/2027 - 01/31/2030)	5.31%	03/01/2024	100,014,750	100,000,000

Federal Reserve Bank of New York, joint agreement dated 02/29/2024, aggregate maturing value of $5,900,868,611 (collateralized by U.S. Treasury obligations valued at $5,900,868,702; 0.38% - 3.13%; 07/15/2024 -02/15/2032)	5.30%	03/01/2024	900,132,500	900,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/29/2024, aggregate maturing value of $7,001,030,556 (collateralized by U.S. Treasury obligations valued at $7,140,000,174; 0.13% - 4.50%; 04/15/2024 - 02/15/2049)	5.30%	03/01/2024	1,600,235,556	1,600,000,000

ING Financial Markets, LLC, joint term agreement dated 02/01/2024, aggregate maturing value of $755,471,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,015; 1.50% -7.00%; 01/01/2028 - 09/01/2057)	5.36%	03/21/2024	100,729,556	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, term agreement dated 02/28/2024, maturing value of $200,206,889 (collateralized by agency mortgage-backed securities and a U.S. Treasury obligation valued at $204,000,071; 1.50% - 8.00%; 09/30/2029 - 07/01/2056)(e)	5.32%	03/06/2024	$200,206,889	$200,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,778 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.50%; 12/01/2026 - 09/01/2061)	5.32%	03/01/2024	250,036,944	250,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,002; 2.25% - 6.62%; 10/25/2032 - 08/20/2063)(g)	5.31%	03/01/2024	65,278,381	65,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2024, aggregate maturing value of $350,364,421 (collateralized by U.S. Treasury obligations valued at $363,737,217; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.32%	03/06/2024	40,041,991	40,000,612

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/01/2024, aggregate maturing value of $956,904,917 (collateralized by U.S. Treasury obligations valued at $969,000,769; 0.00% - 5.35%; 03/12/2024 -05/15/2051)	5.34%	03/21/2024	50,363,417	50,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $1,777,928,217 (collateralized by U.S. Treasury obligations valued at $1,820,962,577; 0.25% - 4.00%; 08/31/2025 - 08/15/2043)(e)	5.33%	03/06/2024	48,087,286	48,037,500

RBC Dominion Securities Inc., joint term agreement dated 02/14/2024, aggregate maturing value of $4,524,075,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,590,000,000; 0.00% - 7.50%; 05/01/2025 - 02/01/2054)(e)	5.35%	03/21/2024	804,280,000	800,000,000

Royal Bank of Canada, joint term agreement dated 01/29/2024, aggregate maturing value of $503,849,444 (collateralized by U.S. Treasury obligations valued at $510,000,069; 1.25% - 4.13%; 12/31/2027 - 06/30/2029)(e)	5.33%	03/21/2024	251,924,722	250,000,000

Royal Bank of Canada, joint term agreement dated 01/31/2024, aggregate maturing value of $2,383,580,694 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,413,320,003; 0.63% - 7.00%; 06/30/2026 - 12/20/2063)(e)	5.35%	03/21/2024	767,662,083	762,000,000

Societe Generale, joint agreement dated 02/29/2024, aggregate maturing value of $500,073,889 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 6.50%; 01/20/2026 - 10/01/2053)	5.32%	03/01/2024	410,060,589	410,000,000

Standard Chartered Bank, joint agreement dated 02/29/2024, aggregate maturing value of $1,000,147,778 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,150,805; 1.50% - 7.65%; 05/01/2025 - 03/01/2054)	5.32%	03/01/2024	660,097,533	660,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/29/2024, maturing value of $500,073,889 (collateralized by agency mortgage-backed securities valued at $512,024,571; 2.00% - 6.50%; 07/20/2046 - 01/01/2054)	5.32%	03/01/2024	500,073,889	500,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 -02/15/2051)	5.31%	03/01/2024	109,107,399	109,091,308

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $500,517,222 (collateralized by agency mortgage-backed securities valued at $510,000,001; 1.50% - 7.50%; 05/01/2024 - 03/01/2054)(e)	5.32%	03/01/2024	310,320,678	310,000,000

Wells Fargo Securities, LLC, joint term agreement dated 01/30/2024, aggregate maturing value of $2,214,873,806 (collateralized by agency mortgage-backed securities valued at $2,228,700,000; 1.50% - 8.00%; 06/01/2024 - 09/01/2057)	5.35%	05/01/2024	405,468,889	400,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $506,725,000 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 7.00%; 01/01/2030 -01/01/2059)	5.38%	05/23/2024	$111,479,500	$110,000,000

Wells Fargo Securities, LLC, joint term agreement dated 12/08/2023, aggregate maturing value of $623,348,625 (collateralized by agency mortgage-backed securities valued at $627,300,000; 1.50% - 8.50%; 11/01/2024 - 05/01/2058)(e)	5.43%	03/07/2024	187,511,375	185,000,000

Total Repurchase Agreements (Cost $13,444,129,420)				13,444,129,420

TOTAL INVESTMENTS IN SECURITIES(h)-99.94% (Cost $18,702,009,770)				18,702,009,770

OTHER ASSETS LESS LIABILITIES-0.06%				11,938,021

NET ASSETS-100.00%				$18,713,947,791

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	68.4%

8-30	0.8

31-60	0.1

61-90	3.7

91-180	4.3

181+	22.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio

Assets:
Investments in unaffiliated securities, at value	$5,352,343,713	$5,257,880,350

Repurchase agreements, at value and cost	1,119,923,874	13,444,129,420

Cash	-	420,021

Receivable for:
Fund shares sold	39,640,419	20,411

Interest	16,931,988	51,872,162

Investment for trustee deferred compensation and retirement plans	689,415	164,807

Other assets	131	146

Total assets	6,529,529,540	18,754,487,317

Liabilities:
Payable for:
Fund shares reacquired	4,380,284	3,417,524

Amount due custodian	4,419	-

Dividends	2,406,060	34,314,192

Accrued fees to affiliates	915,928	2,643,003

Accrued operating expenses	928	-

Trustee deferred compensation and retirement plans	689,415	164,807

Total liabilities	8,397,034	40,539,526

Net assets applicable to shares outstanding	$6,521,132,506	$18,713,947,791

Net assets consist of:
Shares of beneficial interest	$6,521,007,342	$18,713,479,284

Distributable earnings (loss)	125,164	468,507

	$6,521,132,506	$18,713,947,791

Net Assets:
Investor Class	$137,536,091	$393,266,286

Institutional Class	$6,371,570,327	$18,320,681,505

Private Investment Class	$25,885	$-

Personal Investment Class	$11,314,290	$-

Reserve Class	$10,927	$-

Resource Class	$674,986	$-

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	137,518,736	393,243,742

Institutional Class	6,371,135,753	18,319,598,119

Private Investment Class	25,882	-

Personal Investment Class	11,313,673	-

Reserve Class	10,926	-

Resource Class	674,907	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00

Cost of Investments	$6,472,267,587	$18,702,009,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio

Investment income:
Interest	$161,816,767	$528,699,615

Expenses:
Advisory fees	7,224,222	24,334,080

Distribution fees:
Private Investment Class	38	-

Personal Investment Class	23,721	-

Reserve Class	47	-

Resource Class	529	-

Professional services fees	3,390	13,532

Total expenses	7,251,947	24,347,612

Less: Fees waived	(2,022,782)	(6,813,539)

Net expenses	5,229,165	17,534,073

Net investment income	156,587,602	511,165,542

Net realized gain from unaffiliated investment securities	20,583	561,487

Net increase in net assets resulting from operations	$156,608,185	$511,727,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023

Operations:
Net investment income	$156,587,602	$155,276,607	$511,165,542	$750,648,316

Net realized gain (loss)	20,583	(985)	561,487	693,010

Net increase in net assets resulting from operations	156,608,185	155,275,622	511,727,029	751,341,326

Distributions to shareholders from distributable earnings:
Investor Class	(4,194,120)	(4,607,779)	(9,844,362)	(8,381,150)

Institutional Class	(152,164,761)	(150,314,419)	(501,321,180)	(742,267,166)

Private Investment Class	(650)	(1,014)	-	-

Personal Investment Class	(210,413)	(297,098)	-	-

Reserve Class	(244)	(371)	-	-

Resource Class	(17,414)	(55,926)	-	-

Total distributions from distributable earnings	(156,587,602)	(155,276,607)	(511,165,542)	(750,648,316)

Share transactions-net:
Investor Class	(20,937,707)	115,463,526	51,523,609	290,330,903

Institutional Class	1,596,827,057	3,032,288,022	(638,095,643)	9,023,822,566

Private Investment Class	759	945	-	-

Personal Investment Class	4,209,153	(553,384)	-	-

Reserve Class	286	343	-	-

Resource Class	20,322	(2,191,285)	-	-

Net increase (decrease) in net assets resulting from share transactions	1,580,119,870	3,145,008,167	(586,572,034)	9,314,153,469

Net increase (decrease) in net assets	1,580,140,453	3,145,007,182	(586,010,547)	9,314,846,479

Net assets:
Beginning of period	4,940,992,053	1,795,984,871	19,299,958,338	9,985,111,859

End of period	$6,521,132,506	$4,940,992,053	$18,713,947,791	$19,299,958,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/29/24	$1.00	$0.03	$ 0.00	$0.03	$(0.03)	$1.00	2.73%	$ 6,371,570	0.18	%(c)	0.25	%(c)	5.42	%(c)
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.50	4,774,723	0.18		0.25		4.62
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	1,742,441	0.18		0.25		0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	1,182,455	0.18		0.25		0.07
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.20	1,559,622	0.18		0.25		1.22
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	1,667,185	0.18		0.25		2.37
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/29/24	1.00	0.03	0.00	0.03	(0.03)	1.00	2.64	18,320,682	0.18	(c)	0.25	(c)	5.25	(c)
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	18,958,232	0.18		0.25		4.42
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	9,933,723	0.14		0.25		0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	5,381,252	0.12		0.25		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	11,687,666	0.18		0.25		0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	8,305,644	0.18		0.25		2.21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

 Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

 Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), and Invesco Premier U.S. Government Money Portfolio, a “government money market fund” as defined in the Rule, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Premier Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Money Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; and (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions – It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative settled shares.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

 Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

 The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.

 For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$2,022,782

Invesco Premier U.S. Government Money Portfolio	6,813,539

 The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.

 The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of February 29, 2024, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

 Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 5–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Funds had a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term
Fund	Not Subject to Expiration	Total*

Invesco Premier Portfolio	$986	$986

Invesco Premier U.S. Government Money Portfolio	225,350	225,350

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Investor Class	161,590,945	$161,590,945	256,914,518	$256,914,518

Institutional Class	4,882,628,937	4,882,628,937	6,728,848,110	6,728,848,110

Private Investment Class	109	109	-	-

Personal Investment Class	11,142,703	11,142,703	24,193,923	24,193,923

Reserve Class	42	42	-	-

Resource Class	2,908	2,908	-	-

Issued as reinvestment of dividends:
Investor Class	3,256,583	3,256,583	3,726,275	3,726,275

Institutional Class	152,164,761	152,164,761	124,770,193	124,770,193

Private Investment Class	650	650	945	945

Personal Investment Class	210,413	210,413	280,128	280,128

Reserve Class	244	244	343	343

Resource Class	17,414	17,414	55,926	55,926

Reacquired:
Investor Class	(185,785,235)	(185,785,235)	(145,177,267)	(145,177,267)

Institutional Class	(3,437,966,641)	(3,437,966,641)	(3,821,330,281)	(3,821,330,281)

Personal Investment Class	(7,143,963)	(7,143,963)	(25,027,435)	(25,027,435)

Resource Class	-	-	(2,247,211)	(2,247,211)

Net increase in share activity	1,580,119,870	$1,580,119,870	3,145,008,167	$3,145,008,167

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7–Share Information–(continued)

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Investor Class	259,520,390	$259,520,390	606,735,166	$606,735,166

Institutional Class	27,826,277,923	27,826,277,923	75,897,949,910	75,897,949,910

Issued as reinvestment of dividends:
Investor Class	8,038,631	8,038,631	6,835,954	6,835,954

Institutional Class	325,858,118	325,858,118	318,111,677	318,111,677

Reacquired:
Investor Class	(216,035,412)	(216,035,412)	(323,240,217)	(323,240,217)

Institutional Class	(28,790,231,684)	(28,790,231,684)	(67,192,239,021)	(67,192,239,021)

Net increase (decrease) in share activity	(586,572,034)	$(586,572,034)	9,314,153,469	$9,314,153,469

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

 The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,027.30	$0.91	$1,023.97	$0.91	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,026.40	0.91	1,023.97	0.91	0.18

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/ Withheld

(1)*	Beth Ann Brown	16,075,951,959.62	36,872,353.55
	Carol Deckbar	16,065,793,461.22	47,030,851.95
	Cynthia Hostetler	16,078,784,732.62	34,039,580.55
	Dr. Eli Jones	16,074,657,057.61	38,167,255.56
	Elizabeth Krentzman	16,068,972,914.62	43,851,398.55
	Jeffrey H. Kupor	16,060,460,799.61	52,363,513.56
	Anthony J. LaCava, Jr.	16,066,988,626.61	45,835,686.56
	James Liddy	16,068,613,660.61	44,210,652.56
	Dr. Prema Mathai-Davis	16,065,469,804.96	47,354,508.21
	Joel W. Motley	16,059,943,470.21	52,880,842.96
	Teresa M. Ressel	16,075,675,425.62	37,148,887.55
	Douglas Sharp	16,067,361,330.61	45,462,982.56
	Robert C. Troccoli	16,060,594,616.61	52,229,696.56
	Daniel S. Vandivort	16,063,429,375.61	49,394,937.56

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-2

Semiannual Report to Shareholders	February 29, 2024

Resource Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Fund Expenses
17	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/29/24
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	31 - 52 days	33 days	76 days	$675.0 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.39%(a)
Asset Management & Custody Banks-0.38%
BofA Securities, Inc. (SOFR + 0.49%)(b)	5.89%	11/29/2024	$25,000	$ 25,000,000

Asset-Backed Securities - Consumer Receivables-0.52%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.41%	09/06/2024	10,000	9,727,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.76%	11/22/2024	25,000	23,993,264
				33,720,264

Asset-Backed Securities - Fully Supported-1.30%
Atlantic Asset Securitization LLC (SOFR + 0.40%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)(d)	5.52%	03/11/2024	35,000	35,000,000
Bennington Stark Capital Co. LLC (SOFR + 0.15%) (CEP - Societe Generale S.A.)(b)(c)(d)	5.47%	05/22/2024	250	250,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	5.81%	05/13/2024	50,000	49,428,167
				84,678,167

Asset-Backed Securities - Fully Supported Bank-5.94%
Anglesea Funding LLC (1 mo. OBFR + 0.15%) (Multi - CEP’s)(b)(c)(d)	5.50%	07/10/2024	80,000	80,000,000
Anglesea Funding LLC (1 mo. OBFR + 0.14%)(b)(c)(d)	5.49%	07/22/2024	40,000	40,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(c)(d)	5.85%	08/02/2024	110,000	107,364,889
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	5.36%	03/06/2024	160,000	159,881,111
				387,246,000

Consumer Finance-0.76%
Toyota Finance Australia Ltd. (Australia)(d)	5.48%	05/22/2024	50,000	49,383,861

Diversified Banks-27.90%
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.65%	05/24/2024	49,000	48,371,738
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.40%	07/15/2024	50,000	49,012,111
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.36%	09/18/2024	25,000	24,281,146
Australia & New Zealand Banking Group Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	5.59%	10/30/2024	25,000	25,000,000
Australia & New Zealand Banking Group Ltd. (SOFR + 0.34%) (Australia)(b)(c)(d)	5.74%	01/08/2025	50,000	50,000,000
Banco Santander S.A. (Spain)(c)(d)	5.71%	04/16/2024	50,000	49,643,500
Bank of Montreal (Canada)(d)	5.60%	03/01/2024	10,000	10,000,000
Barclays Bank PLC(c)(d)	5.78%	05/14/2024	50,000	49,422,389
Barclays Bank PLC (SOFR + 0.18%)(b)(c)(d)	5.55%	08/23/2024	25,000	25,000,000
BNG Bank N.V. (Netherlands)(c)(d)	5.34%	03/04/2024	100,000	99,955,667
Canadian Imperial Bank of Commerce (Canada)(c)(d)	5.33%	03/06/2024	50,000	49,963,056
Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	24,584,125
Citigroup Global Markets, Inc.(c)	5.80%	03/25/2024	50,000	49,812,333
Commonwealth Bank of Australia (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/10/2024	45,000	45,000,000
Commonwealth Bank of Australia (Australia)(c)(d)	5.95%	10/16/2024	50,000	48,212,528
Commonwealth Bank of Australia (SOFR + 0.35%) (Australia)(b)(c)(d)	5.74%	01/03/2025	100,000	100,000,000
DBS Bank Ltd. (Singapore)(c)(d)	5.32%	03/14/2024	50,000	49,904,306
Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	40,000	39,981,333
Dexia Credit Local S.A. (France)(c)(d)	5.85%	05/02/2024	30,000	29,706,533
DNB Bank ASA (Norway)(c)(d)	5.94%	09/18/2024	45,000	43,593,000
DNB Bank ASA (Norway)(c)(d)	5.25%	09/24/2024	26,700	25,924,699
DNB Bank ASA (Norway)(c)(d)	5.97%	10/01/2024	50,000	48,326,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
ING (US) Funding LLC(c)(d)	5.82%	05/01/2024	$40,000	$ 39,617,056
ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	69,500	69,500,000
ING (US) Funding LLC (SOFR + 0.30%)(b)(c)(d)	5.71%	02/10/2025	35,000	34,997,752
J.P. Morgan Securities LLC(c)	6.00%	10/15/2024	50,000	50,000,000
Royal Bank of Canada (SOFR + 0.55%) (Canada)(b)(c)(d)	5.97%	09/23/2024	100,000	100,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	5.79%	05/01/2024	50,000	49,523,014
Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	49,402,083
Swedbank AB (Sweden)(d)	5.78%	03/12/2024	65,000	64,888,380
Swedbank AB (SOFR + 0.18%) (Sweden)(b)(c)(d)	5.60%	07/31/2024	50,000	50,000,000
Swedbank AB (SOFR + 0.21%)(b)(d)	5.58%	08/02/2024	50,000	50,000,000
Toronto-Dominion Bank (The) (SOFR + 0.68%) (Canada)(b)(c)(d)	6.06%	04/11/2024	20,000	20,000,000
Toronto-Dominion Bank (The) (Canada)(c)(d)	5.19%	12/02/2024	50,000	48,102,500
United Overseas Bank Ltd. (Singapore)(c)(d)	5.82%	04/16/2024	25,000	24,819,514
Westpac Banking Corp. (Australia)(c)(d)	5.56%	05/06/2024	50,000	49,516,000
Westpac Banking Corp. (Australia)(c)(d)	5.93%	09/05/2024	30,000	29,122,667
Westpac Banking Corp. (Australia)(c)(d)	5.41%	09/11/2024	3,950	3,839,312
Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/08/2024	100,000	100,000,000
				1,819,023,381

Diversified Capital Markets-6.00%
Collateralized Commercial Paper V Co. LLC (SOFR + 0.34%) (CEP - J.P. Morgan Securities LLC)(b)	5.73%	10/17/2024	35,000	35,000,000
Collateralized Commercial Paper V Co. LLC (SOFR + 0.30%) (CEP - J.P. Morgan Securities LLC)(b)	5.72%	11/22/2024	15,000	15,000,000
Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	60,000	60,000,000
Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	50,000	50,000,000
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	5.34%	03/06/2024	47,500	47,464,837
UBS AG (SOFR + 0.44%)(b)(c)(d)	5.85%	07/26/2024	75,000	75,000,000
UBS AG (SOFR + 0.50%)(b)(c)(d)	5.91%	08/07/2024	50,000	50,000,000
UBS AG(c)(d)	5.41%	10/02/2024	30,000	29,068,333
UBS AG (SOFR + 0.25%)(b)(c)(d)	5.64%	11/22/2024	30,000	30,000,000
				391,533,170

Specialized Finance-3.59%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	75,000	75,000,000
Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	40,000	40,000,000
CDP Financial, Inc. (SOFR + 0.34%) (Canada)(b)(c)(d)	5.73%	01/09/2025	25,000	25,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.53%	04/08/2024	15,000	15,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.47%	05/13/2024	50,000	50,000,000
Podium Funding Trust (CEP - Bank of Montreal) (Canada)(d)	5.76%	08/09/2024	30,000	29,259,400
				234,259,400
Total Commercial Paper (Cost $3,024,844,243)				3,024,844,243

Certificates of Deposit-34.65%
Bank of America N.A. (SOFR + 0.50%)(b)	5.81%	05/23/2024	50,000	50,000,000
Bank of America N.A. (SOFR + 0.35%)(b)	5.74%	01/07/2025	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(d)	5.31%	03/01/2024	172,000	172,000,000
Canadian Imperial Bank of Commerce(d)	5.60%	05/24/2024	75,000	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	03/01/2024	$100,000	$ 100,000,000
Cooperatieve Rabobank U.A.(d)	5.75%	06/17/2024	10,000	10,000,000
Cooperatieve Rabobank U.A.(d)	5.50%	12/04/2024	22,000	22,009,518
Credit Agricole Corporate and Investment Bank(d)	5.30%	03/01/2024	158,000	158,000,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.19%) (France)(b)(d)	5.55%	08/14/2024	100,000	100,003,513
DNB Bank ASA(d)	5.31%	03/01/2024	205,000	205,000,000
DZ Bank AG(d)	5.30%	03/01/2024	323,000	323,000,000
Mizuho Bank Ltd.(d)	5.32%	03/01/2024	273,000	273,000,000
Royal Bank of Canada(d)	5.93%	09/16/2024	25,000	25,000,000
Skandinaviska Enskilda Banken AB(d)	5.31%	03/01/2024	224,000	224,000,000
Skandinaviska Enskilda Banken AB (SOFR + 0.18%)(b)(d)	5.61%	08/30/2024	50,000	50,000,000
Svenska Handelsbanken AB(d)	5.30%	03/01/2024	274,000	274,000,000
Swedbank AB(d)	5.39%	12/02/2024	50,000	50,000,000
Toronto-Dominion Bank (The) (Canada)(d)	6.00%	08/15/2024	10,000	10,000,000
Toronto-Dominion Bank (The) (Canada)(d)	5.95%	09/09/2024	50,000	50,000,000
Toronto-Dominion Bank (The)(d)	6.00%	09/09/2024	30,000	30,000,000
Toronto-Dominion Bank (The)(d)	5.67%	09/20/2024	8,719	8,731,439
Total Certificates of Deposit (Cost $2,259,744,470)				2,259,744,470

Variable Rate Demand Notes-1.04%(e)
Credit Enhanced-1.04%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	6,000	6,000,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	23,200	23,200,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	3,800	3,800,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	23,000	23,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	7,655	7,655,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	5.44%	01/01/2033	4,100	4,100,000
Total Variable Rate Demand Notes (Cost $67,755,000)				67,755,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-82.08% (Cost $5,352,343,713)				5,352,343,713

			Repurchase Amount
Repurchase Agreements-17.17%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(d)(h)	5.45%	03/06/2024	35,037,090	35,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(d)(h)	5.42%	03/06/2024	80,084,311	80,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(d)(h)	5.46%	03/01/2024	70,074,317	70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(d)(h)	5.40%	03/01/2024	$150,157,500	$ 150,000,000
BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	100,014,889	100,000,000
BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	120,018,000	120,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(d)(j)	5.41%	03/01/2024	30,130,725	30,000,000
ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(d)	5.39%	03/01/2024	100,014,972	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 - 07/22/2062)(j)	5.61%	03/01/2024	110,497,689	110,000,000
RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(d)(h)	5.50%	03/05/2024	25,026,736	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(d)(j)	5.49%	03/01/2024	28,004,270	28,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	196,952,920	196,923,874
TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(d)(h)	5.40%	03/01/2024	75,078,750	75,000,000
Total Repurchase Agreements (Cost $1,119,923,874)				1,119,923,874
TOTAL INVESTMENTS IN SECURITIES(k)(l) -99.25% (Cost $6,472,267,587)				6,472,267,587
OTHER ASSETS LESS LIABILITIES-0.75%				48,864,919
NET ASSETS-100.00%				$6,521,132,506

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $2,673,212,602, which represented 40.99% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.4%; Sweden: 13.9%; France: 13.0%; Australia: 8.8%; New Zealand: 7.3%; Japan: 5.4%;Norway: 5%; Germany: 5%; other countries less than 5% each:7.7%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	51.3%
8-30	4.2
31-60	1.7
61-90	9.1
91-180	14.2
181+	19.5

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$5,352,343,713
Repurchase agreements, at value and cost	1,119,923,874
Receivable for:
Fund shares sold	39,640,419
Interest	16,931,988
Investment for trustee deferred compensation and retirement plans	689,415
Other assets	131
Total assets	6,529,529,540

Liabilities:
Payable for:
Fund shares reacquired	4,380,284
Amount due custodian	4,419
Dividends	2,406,060
Accrued fees to affiliates	915,928
Accrued operating expenses	928
Trustee deferred compensation and retirement plans	689,415
Total liabilities	8,397,034
Net assets applicable to shares outstanding	$6,521,132,506

Net assets consist of:
Shares of beneficial interest	$6,521,007,342
Distributable earnings (loss)	125,164
$ 6,521,132,506

Net Assets:
Investor Class	$137,536,091
Institutional Class	$6,371,570,327
Private Investment Class	$25,885
Personal Investment Class	$11,314,290
Reserve Class	$10,927
Resource Class	$674,986

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	137,518,736
Institutional Class	6,371,135,753
Private Investment Class	25,882
Personal Investment Class	11,313,673
Reserve Class	10,926
Resource Class	674,907
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$6,472,267,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Invesco Premier Portfolio

Investment income:
Interest	$161,816,767

Expenses:
Advisory fees	7,224,222

Distribution fees:
Private Investment Class	38

Personal Investment Class	23,721

Reserve Class	47

Resource Class	529

Professional services fees	3,390

Total expenses	7,251,947

Less: Fees waived	(2,022,782)

Net expenses	5,229,165

Net investment income	156,587,602

Net realized gain from unaffiliated investment securities	20,583

Net increase in net assets resulting from operations	$156,608,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Premier Portfolio
	February 29, 2024	August 31, 2023

Operations:
Net investment income	$156,587,602	$155,276,607

Net realized gain (loss)	20,583	(985)

Net increase in net assets resulting from operations	156,608,185	155,275,622

Distributions to shareholders from distributable earnings:
Investor Class	(4,194,120)	(4,607,779)

Institutional Class	(152,164,761)	(150,314,419)

Private Investment Class	(650)	(1,014)

Personal Investment Class	(210,413)	(297,098)

Reserve Class	(244)	(371)

Resource Class	(17,414)	(55,926)

Total distributions from distributable earnings	(156,587,602)	(155,276,607)

Share transactions-net:
Investor Class	(20,937,707)	115,463,526

Institutional Class	1,596,827,057	3,032,288,022

Private Investment Class	759	945

Personal Investment Class	4,209,153	(553,384)

Reserve Class	286	343

Resource Class	20,322	(2,191,285)

Net increase in net assets resulting from share transactions	1,580,119,870	3,145,008,167

Net increase in net assets	1,580,140,453	3,145,007,182

Net assets:
Beginning of period	4,940,992,053	1,795,984,871

End of period	$6,521,132,506	$4,940,992,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

									Ratio of		Ratio of
									expenses		expenses
									to average		to average net		Ratio of net
	Net asset				Dividends				net assets		assets without		investment
	value,	Net	Net gains	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	on securities	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	(realized)	operations	income	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Premier Portfolio
Six months ended 02/29/24	$1.00	$0.03	$0.00	$0.03	$(0.03)	$1.00	2.65%	$675	0.34	%(c)	0.41	%(c)	5.26	%(c)
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.33	655	0.34		0.41		4.46
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.44	2,847	0.25		0.41		0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	3,181	0.23		0.41		0.02
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	3,230	0.34		0.41		1.06
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.20	3,297	0.34		0.41		2.21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares.

In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; and (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative settled shares.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$2,022,782

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2024, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 5–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund had a capital loss carryforward as of August 31, 2023.

	Short-Term
Fund	Not Subject to Expiration	Total*

Invesco Premier Portfolio	$986	$986

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Investor Class	161,590,945	$161,590,945	256,914,518	$256,914,518
Institutional Class	4,882,628,937	4,882,628,937	6,728,848,110	6,728,848,110
Private Investment Class	109	109	-	-
Personal Investment Class	11,142,703	11,142,703	24,193,923	24,193,923
Reserve Class	42	42	-	-
Resource Class	2,908	2,908	-	-

Issued as reinvestment of dividends:
Investor Class	3,256,583	3,256,583	3,726,275	3,726,275
Institutional Class	152,164,761	152,164,761	124,770,193	124,770,193
Private Investment Class	650	650	945	945
Personal Investment Class	210,413	210,413	280,128	280,128
Reserve Class	244	244	343	343
Resource Class	17,414	17,414	55,926	55,926

Reacquired:
Investor Class	(185,785,235)	(185,785,235)	(145,177,267)	(145,177,267)
Institutional Class	(3,437,966,641)	(3,437,966,641)	(3,821,330,281)	(3,821,330,281)
Personal Investment Class	(7,143,963)	(7,143,963)	(25,027,435)	(25,027,435)
Resource Class	-	-	(2,247,211)	(2,247,211)
Net increase in share activity	1,580,119,870	$1,580,119,870	3,145,008,167	$3,145,008,167

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Resource Class	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,026.50	$1.71	$1,023.17	$1.71	0.34%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld
(1)* Beth Ann Brown	16,075,951,959.62	36,872,353.55
Carol Deckbar	16,065,793,461.22	47,030,851.95
Cynthia Hostetler	16,078,784,732.62	34,039,580.55
Dr. Eli Jones	16,074,657,057.61	38,167,255.56
Elizabeth Krentzman	16,068,972,914.62	43,851,398.55
Jeffrey H. Kupor	16,060,460,799.61	52,363,513.56
Anthony J. LaCava, Jr.	16,066,988,626.61	45,835,686.56
James Liddy	16,068,613,660.61	44,210,652.56
Dr. Prema Mathai-Davis	16,065,469,804.96	47,354,508.21
Joel W. Motley	16,059,943,470.21	52,880,842.96
Teresa M. Ressel	16,075,675,425.62	37,148,887.55
Douglas Sharp	16,067,361,330.61	45,462,982.56
Robert C. Troccoli	16,060,594,616.61	52,229,696.56
Daniel S. Vandivort	16,063,429,375.61	49,394,937.56

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-4

Semiannual Report to Shareholders	February 29, 2024

Private Investment Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Fund Expenses
17	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/29/24

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	31 - 52 days	33 days	76 days	$25.9 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-46.39%(a)

Asset Management & Custody Banks-0.38%

BofA Securities, Inc. (SOFR + 0.49%)(b)	5.89%	11/29/2024	$25,000	$25,000,000

Asset-Backed Securities - Consumer Receivables-0.52%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.41%	09/06/2024	10,000	9,727,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.76%	11/22/2024	25,000	23,993,264
				33,720,264

Asset-Backed Securities - Fully Supported-1.30%

Atlantic Asset Securitization LLC (SOFR + 0.40%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)(d)	5.52%	03/11/2024	35,000	35,000,000
Bennington Stark Capital Co. LLC (SOFR + 0.15%) (CEP - Societe Generale S.A.)(b)(c)(d)	5.47%	05/22/2024	250	250,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	5.81%	05/13/2024	50,000	49,428,167
				84,678,167

Asset-Backed Securities - Fully Supported Bank-5.94%

Anglesea Funding LLC (1 mo. OBFR + 0.15%) (Multi - CEP’s)(b)(c)(d)	5.50%	07/10/2024	80,000	80,000,000
Anglesea Funding LLC (1 mo. OBFR + 0.14%)(b)(c)(d)	5.49%	07/22/2024	40,000	40,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(c)(d)	5.85%	08/02/2024	110,000	107,364,889
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	5.36%	03/06/2024	160,000	159,881,111
				387,246,000

Consumer Finance-0.76%

Toyota Finance Australia Ltd. (Australia)(d)	5.48%	05/22/2024	50,000	49,383,861

Diversified Banks-27.90%
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.65%	05/24/2024	49,000	48,371,738
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.40%	07/15/2024	50,000	49,012,111
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.36%	09/18/2024	25,000	24,281,146
Australia & New Zealand Banking Group Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	5.59%	10/30/2024	25,000	25,000,000
Australia & New Zealand Banking Group Ltd. (SOFR + 0.34%) (Australia)(b)(c)(d)	5.74%	01/08/2025	50,000	50,000,000
Banco Santander S.A. (Spain)(c)(d)	5.71%	04/16/2024	50,000	49,643,500
Bank of Montreal (Canada)(d)	5.60%	03/01/2024	10,000	10,000,000
Barclays Bank PLC(c)(d)	5.78%	05/14/2024	50,000	49,422,389
Barclays Bank PLC (SOFR + 0.18%)(b)(c)(d)	5.55%	08/23/2024	25,000	25,000,000
BNG Bank N.V. (Netherlands)(c)(d)	5.34%	03/04/2024	100,000	99,955,667
Canadian Imperial Bank of Commerce (Canada)(c)(d)	5.33%	03/06/2024	50,000	49,963,056
Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	24,584,125
Citigroup Global Markets, Inc.(c)	5.80%	03/25/2024	50,000	49,812,333
Commonwealth Bank of Australia (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/10/2024	45,000	45,000,000
Commonwealth Bank of Australia (Australia)(c)(d)	5.95%	10/16/2024	50,000	48,212,528
Commonwealth Bank of Australia (SOFR + 0.35%) (Australia)(b)(c)(d)	5.74%	01/03/2025	100,000	100,000,000
DBS Bank Ltd. (Singapore)(c)(d)	5.32%	03/14/2024	50,000	49,904,306
Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	40,000	39,981,333
Dexia Credit Local S.A. (France)(c)(d)	5.85%	05/02/2024	30,000	29,706,533
DNB Bank ASA (Norway)(c)(d)	5.94%	09/18/2024	45,000	43,593,000
DNB Bank ASA (Norway)(c)(d)	5.25%	09/24/2024	26,700	25,924,699
DNB Bank ASA (Norway)(c)(d)	5.97%	10/01/2024	50,000	48,326,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)

ING (US) Funding LLC(c)(d)	5.82%	05/01/2024	$40,000	$39,617,056
ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	69,500	69,500,000
ING (US) Funding LLC (SOFR + 0.30%)(b)(c)(d)	5.71%	02/10/2025	35,000	34,997,752
J.P. Morgan Securities LLC(c)	6.00%	10/15/2024	50,000	50,000,000
Royal Bank of Canada (SOFR + 0.55%) (Canada)(b)(c)(d)	5.97%	09/23/2024	100,000	100,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	5.79%	05/01/2024	50,000	49,523,014
Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	49,402,083
Swedbank AB (Sweden)(d)	5.78%	03/12/2024	65,000	64,888,380
Swedbank AB (SOFR + 0.18%) (Sweden)(b)(c)(d)	5.60%	07/31/2024	50,000	50,000,000
Swedbank AB (SOFR + 0.21%)(b)(d)	5.58%	08/02/2024	50,000	50,000,000
Toronto-Dominion Bank (The) (SOFR + 0.68%) (Canada)(b)(c)(d)	6.06%	04/11/2024	20,000	20,000,000
Toronto-Dominion Bank (The) (Canada)(c)(d)	5.19%	12/02/2024	50,000	48,102,500
United Overseas Bank Ltd. (Singapore)(c)(d)	5.82%	04/16/2024	25,000	24,819,514
Westpac Banking Corp. (Australia)(c)(d)	5.56%	05/06/2024	50,000	49,516,000
Westpac Banking Corp. (Australia)(c)(d)	5.93%	09/05/2024	30,000	29,122,667
Westpac Banking Corp. (Australia)(c)(d)	5.41%	09/11/2024	3,950	3,839,312
Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/08/2024	100,000	100,000,000
				1,819,023,381

Diversified Capital Markets-6.00%

Collateralized Commercial Paper V Co. LLC (SOFR + 0.34%) (CEP - J.P. Morgan Securities LLC)(b)	5.73%	10/17/2024	35,000	35,000,000
Collateralized Commercial Paper V Co. LLC (SOFR + 0.30%) (CEP - J.P. Morgan Securities LLC)(b)	5.72%	11/22/2024	15,000	15,000,000
Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	60,000	60,000,000
Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	50,000	50,000,000
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	5.34%	03/06/2024	47,500	47,464,837
UBS AG (SOFR + 0.44%)(b)(c)(d)	5.85%	07/26/2024	75,000	75,000,000
UBS AG (SOFR + 0.50%)(b)(c)(d)	5.91%	08/07/2024	50,000	50,000,000
UBS AG(c)(d)	5.41%	10/02/2024	30,000	29,068,333
UBS AG (SOFR + 0.25%)(b)(c)(d)	5.64%	11/22/2024	30,000	30,000,000
				391,533,170

Specialized Finance-3.59%

Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	75,000	75,000,000
Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	40,000	40,000,000
CDP Financial, Inc. (SOFR + 0.34%) (Canada)(b)(c)(d)	5.73%	01/09/2025	25,000	25,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.53%	04/08/2024	15,000	15,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.47%	05/13/2024	50,000	50,000,000
Podium Funding Trust (CEP - Bank of Montreal) (Canada)(d)	5.76%	08/09/2024	30,000	29,259,400
				234,259,400
Total Commercial Paper (Cost $3,024,844,243)				3,024,844,243

Certificates of Deposit-34.65%

Bank of America N.A. (SOFR + 0.50%)(b)	5.81%	05/23/2024	50,000	50,000,000
Bank of America N.A. (SOFR + 0.35%)(b)	5.74%	01/07/2025	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(d)	5.31%	03/01/2024	172,000	172,000,000
Canadian Imperial Bank of Commerce(d)	5.60%	05/24/2024	75,000	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	03/01/2024	$100,000	$100,000,000
Cooperatieve Rabobank U.A.(d)	5.75%	06/17/2024	10,000	10,000,000
Cooperatieve Rabobank U.A.(d)	5.50%	12/04/2024	22,000	22,009,518
Credit Agricole Corporate and Investment Bank(d)	5.30%	03/01/2024	158,000	158,000,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.19%) (France)(b)(d)	5.55%	08/14/2024	100,000	100,003,513
DNB Bank ASA(d)	5.31%	03/01/2024	205,000	205,000,000
DZ Bank AG(d)	5.30%	03/01/2024	323,000	323,000,000
Mizuho Bank Ltd.(d)	5.32%	03/01/2024	273,000	273,000,000
Royal Bank of Canada(d)	5.93%	09/16/2024	25,000	25,000,000
Skandinaviska Enskilda Banken AB(d)	5.31%	03/01/2024	224,000	224,000,000
Skandinaviska Enskilda Banken AB (SOFR + 0.18%)(b)(d)	5.61%	08/30/2024	50,000	50,000,000
Svenska Handelsbanken AB(d)	5.30%	03/01/2024	274,000	274,000,000
Swedbank AB(d)	5.39%	12/02/2024	50,000	50,000,000
Toronto-Dominion Bank (The) (Canada)(d)	6.00%	08/15/2024	10,000	10,000,000
Toronto-Dominion Bank (The) (Canada)(d)	5.95%	09/09/2024	50,000	50,000,000
Toronto-Dominion Bank (The)(d)	6.00%	09/09/2024	30,000	30,000,000
Toronto-Dominion Bank (The)(d)	5.67%	09/20/2024	8,719	8,731,439
Total Certificates of Deposit (Cost $2,259,744,470)				2,259,744,470

Variable Rate Demand Notes-1.04%(e)

Credit Enhanced-1.04%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	6,000	6,000,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	23,200	23,200,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	3,800	3,800,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	23,000	23,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	7,655	7,655,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	5.44%	01/01/2033	4,100	4,100,000
Total Variable Rate Demand Notes (Cost $67,755,000)				67,755,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-82.08% (Cost $5,352,343,713)				5,352,343,713

			Repurchase Amount
Repurchase Agreements-17.17%(g)

BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% - 13.34%; 03/08/2024 - 02/25/2069)(d)(h)	5.45%	03/06/2024	35,037,090	35,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% - 9.95%; 03/08/2024 - 04/20/2072)(d)(h)	5.42%	03/06/2024	80,084,311	80,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(d)(h)	5.46%	03/01/2024	70,074,317	70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(d)(h)	5.40%	03/01/2024	$150,157,500	$150,000,000
BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	100,014,889	100,000,000
BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	120,018,000	120,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(d)(j)	5.41%	03/01/2024	30,130,725	30,000,000
ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(d)	5.39%	03/01/2024	100,014,972	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 - 07/22/2062)(j)	5.61%	03/01/2024	110,497,689	110,000,000
RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(d)(h)	5.50%	03/05/2024	25,026,736	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(d)(j)	5.49%	03/01/2024	28,004,270	28,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	196,952,920	196,923,874
TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(d)(h)	5.40%	03/01/2024	75,078,750	75,000,000
Total Repurchase Agreements (Cost $1,119,923,874)				1,119,923,874
TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.25% (Cost $6,472,267,587)				6,472,267,587
OTHER ASSETS LESS LIABILITIES-0.75%				48,864,919
NET ASSETS-100.00%				$6,521,132,506

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $2,673,212,602, which represented 40.99% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.4%; Sweden: 13.9%; France: 13.0%; Australia: 8.8%; New Zealand: 7.3%; Japan: 5.4%;Norway: 5%; Germany: 5%; other countries less than 5% each:7.7%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	51.3%
8-30	4.2
31-60	1.7
61-90	9.1
91-180	14.2
181+	19.5

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Invesco Premier
Portfolio

Assets:

Investments in unaffiliated securities, at value	$5,352,343,713

Repurchase agreements, at value and cost	1,119,923,874

Receivable for:
Fund shares sold	39,640,419

Interest	16,931,988

Investment for trustee deferred compensation and retirement plans	689,415

Other assets	131

Total assets	6,529,529,540

Liabilities:

Payable for:
Fund shares reacquired	4,380,284

Amount due custodian	4,419

Dividends	2,406,060

Accrued fees to affiliates	915,928

Accrued operating expenses	928

Trustee deferred compensation and retirement plans	689,415

Total liabilities	8,397,034

Net assets applicable to shares outstanding	$6,521,132,506

Net assets consist of:

Shares of beneficial interest	$6,521,007,342

Distributable earnings (loss)	125,164

$6,521,132,506

Net Assets:

Investor Class	$137,536,091

Institutional Class	$6,371,570,327

Private Investment Class	$25,885

Personal Investment Class	$11,314,290

Reserve Class	$10,927

Resource Class	$674,986

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	137,518,736

Institutional Class	6,371,135,753

Private Investment Class	25,882

Personal Investment Class	11,313,673

Reserve Class	10,926

Resource Class	674,907

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$6,472,267,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Invesco Premier
Portfolio

Investment income:

Interest	$161,816,767

Expenses:

Advisory fees	7,224,222

Distribution fees:
Private Investment Class	38

Personal Investment Class	23,721

Reserve Class	47

Resource Class	529

Professional services fees	3,390

Total expenses	7,251,947

Less: Fees waived	(2,022,782)

Net expenses	5,229,165

Net investment income	156,587,602

Net realized gain from unaffiliated investment securities	20,583

Net increase in net assets resulting from operations	$156,608,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Premier Portfolio
	February 29, 2024	August 31, 2023

Operations:

Net investment income	$156,587,602	$155,276,607

Net realized gain (loss)	20,583	(985)

Net increase in net assets resulting from operations	156,608,185	155,275,622

Distributions to shareholders from distributable earnings:

Investor Class	(4,194,120)	(4,607,779)

Institutional Class	(152,164,761)	(150,314,419)

Private Investment Class	(650)	(1,014)

Personal Investment Class	(210,413)	(297,098)

Reserve Class	(244)	(371)

Resource Class	(17,414)	(55,926)

Total distributions from distributable earnings	(156,587,602)	(155,276,607)

Share transactions-net:

Investor Class	(20,937,707)	115,463,526

Institutional Class	1,596,827,057	3,032,288,022

Private Investment Class	759	945

Personal Investment Class	4,209,153	(553,384)

Reserve Class	286	343

Resource Class	20,322	(2,191,285)

Net increase in net assets resulting from share transactions	1,580,119,870	3,145,008,167

Net increase in net assets	1,580,140,453	3,145,007,182

Net assets:

Beginning of period	4,940,992,053	1,795,984,871

End of period	$6,521,132,506	$4,940,992,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

									Ratio of		Ratio of
									expenses		expenses
									to average		to average net		Ratio of net
	Net asset				Dividends				net assets		assets without		investment
	value,	Net	Net gains	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	on securities	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	(realized)	operations	income	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Premier Portfolio
Six months ended 02/29/24	$1.00	$0.03	$0.00	$0.03	$(0.03)	$1.00	2.58%	$26	0.48	%(c)	0.55	%(c)	5.12	%(c)
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.19	25	0.48		0.55		4.33
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.38	24	0.22		0.55		0.57
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	162	0.25		0.55		0.00
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	362	0.47		0.55		0.93
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.06	1,000	0.48		0.55		2.07

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares.

In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; and (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative settled shares.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$2,022,782

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2024, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 5–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund had a capital loss carryforward as of August 31, 2023.

	Short-Term
Fund	Not Subject to Expiration	Total*

Invesco Premier Portfolio	$986	$986

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Sold:

Investor Class	161,590,945	$161,590,945	256,914,518	$256,914,518
Institutional Class	4,882,628,937	4,882,628,937	6,728,848,110	6,728,848,110
Private Investment Class	109	109	-	-
Personal Investment Class	11,142,703	11,142,703	24,193,923	24,193,923
Reserve Class	42	42	-	-
Resource Class	2,908	2,908	-	-

Issued as reinvestment of dividends:

Investor Class	3,256,583	3,256,583	3,726,275	3,726,275
Institutional Class	152,164,761	152,164,761	124,770,193	124,770,193
Private Investment Class	650	650	945	945
Personal Investment Class	210,413	210,413	280,128	280,128
Reserve Class	244	244	343	343
Resource Class	17,414	17,414	55,926	55,926

Reacquired:

Investor Class	(185,785,235)	(185,785,235)	(145,177,267)	(145,177,267)
Institutional Class	(3,437,966,641)	(3,437,966,641)	(3,821,330,281)	(3,821,330,281)
Personal Investment Class	(7,143,963)	(7,143,963)	(25,027,435)	(25,027,435)
Resource Class	-	-	(2,247,211)	(2,247,211)
Net increase in share activity	1,580,119,870	$1,580,119,870	3,145,008,167	$3,145,008,167

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Private Investment Class	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,025.80	$2.42	$1,022.48	$2.41	0.48%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	16,075,951,959.62	36,872,353.55
	Carol Deckbar	16,065,793,461.22	47,030,851.95
	Cynthia Hostetler	16,078,784,732.62	34,039,580.55
	Dr. Eli Jones	16,074,657,057.61	38,167,255.56
	Elizabeth Krentzman	16,068,972,914.62	43,851,398.55
	Jeffrey H. Kupor	16,060,460,799.61	52,363,513.56
	Anthony J. LaCava, Jr.	16,066,988,626.61	45,835,686.56
	James Liddy	16,068,613,660.61	44,210,652.56
	Dr. Prema Mathai-Davis	16,065,469,804.96	47,354,508.21
	Joel W. Motley	16,059,943,470.21	52,880,842.96
	Teresa M. Ressel	16,075,675,425.62	37,148,887.55
	Douglas Sharp	16,067,361,330.61	45,462,982.56
	Robert C. Troccoli	16,060,594,616.61	52,229,696.56
	Daniel S. Vandivort	16,063,429,375.61	49,394,937.56

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-5

Semiannual Report to Shareholders	February 29, 2024
Personal Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Fund Expenses
17	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/29/24
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	31 - 52 days	33 days	76 days	$11.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.39%(a)
Asset Management & Custody Banks-0.38%
BofA Securities, Inc. (SOFR + 0.49%)(b)	5.89%	11/29/2024	$25,000	$25,000,000

Asset-Backed Securities - Consumer Receivables-0.52%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.41%	09/06/2024	10,000	9,727,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.76%	11/22/2024	25,000	23,993,264
				33,720,264

Asset-Backed Securities - Fully Supported-1.30%
Atlantic Asset Securitization LLC (SOFR + 0.40%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)(d)	5.52%	03/11/2024	35,000	35,000,000
Bennington Stark Capital Co. LLC (SOFR + 0.15%) (CEP - Societe Generale S.A.)(b)(c)(d)	5.47%	05/22/2024	250	250,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	5.81%	05/13/2024	50,000	49,428,167
				84,678,167

Asset-Backed Securities - Fully Supported Bank-5.94%
Anglesea Funding LLC (1 mo. OBFR + 0.15%) (Multi - CEP’s)(b)(c)(d)	5.50%	07/10/2024	80,000	80,000,000
Anglesea Funding LLC (1 mo. OBFR + 0.14%)(b)(c)(d)	5.49%	07/22/2024	40,000	40,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(c)(d)	5.85%	08/02/2024	110,000	107,364,889
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	5.36%	03/06/2024	160,000	159,881,111
				387,246,000

Consumer Finance-0.76%
Toyota Finance Australia Ltd. (Australia)(d)	5.48%	05/22/2024	50,000	49,383,861

Diversified Banks-27.90%
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.65%	05/24/2024	49,000	48,371,738
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.40%	07/15/2024	50,000	49,012,111
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.36%	09/18/2024	25,000	24,281,146
Australia & New Zealand Banking Group Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	5.59%	10/30/2024	25,000	25,000,000
Australia & New Zealand Banking Group Ltd. (SOFR + 0.34%) (Australia)(b)(c)(d)	5.74%	01/08/2025	50,000	50,000,000
Banco Santander S.A. (Spain)(c)(d)	5.71%	04/16/2024	50,000	49,643,500
Bank of Montreal (Canada)(d)	5.60%	03/01/2024	10,000	10,000,000
Barclays Bank PLC(c)(d)	5.78%	05/14/2024	50,000	49,422,389
Barclays Bank PLC (SOFR + 0.18%)(b)(c)(d)	5.55%	08/23/2024	25,000	25,000,000
BNG Bank N.V. (Netherlands)(c)(d)	5.34%	03/04/2024	100,000	99,955,667
Canadian Imperial Bank of Commerce (Canada)(c)(d)	5.33%	03/06/2024	50,000	49,963,056
Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	24,584,125
Citigroup Global Markets, Inc.(c)	5.80%	03/25/2024	50,000	49,812,333
Commonwealth Bank of Australia (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/10/2024	45,000	45,000,000
Commonwealth Bank of Australia (Australia)(c)(d)	5.95%	10/16/2024	50,000	48,212,528
Commonwealth Bank of Australia (SOFR + 0.35%) (Australia)(b)(c)(d)	5.74%	01/03/2025	100,000	100,000,000
DBS Bank Ltd. (Singapore)(c)(d)	5.32%	03/14/2024	50,000	49,904,306
Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	40,000	39,981,333
Dexia Credit Local S.A. (France)(c)(d)	5.85%	05/02/2024	30,000	29,706,533
DNB Bank ASA (Norway)(c)(d)	5.94%	09/18/2024	45,000	43,593,000
DNB Bank ASA (Norway)(c)(d)	5.25%	09/24/2024	26,700	25,924,699
DNB Bank ASA (Norway)(c)(d)	5.97%	10/01/2024	50,000	48,326,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
ING (US) Funding LLC(c)(d)	5.82%	05/01/2024	$40,000	$39,617,056
ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	69,500	69,500,000
ING (US) Funding LLC (SOFR + 0.30%)(b)(c)(d)	5.71%	02/10/2025	35,000	34,997,752
J.P. Morgan Securities LLC(c)	6.00%	10/15/2024	50,000	50,000,000
Royal Bank of Canada (SOFR + 0.55%) (Canada)(b)(c)(d)	5.97%	09/23/2024	100,000	100,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	5.79%	05/01/2024	50,000	49,523,014
Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	49,402,083
Swedbank AB (Sweden)(d)	5.78%	03/12/2024	65,000	64,888,380
Swedbank AB (SOFR + 0.18%) (Sweden)(b)(c)(d)	5.60%	07/31/2024	50,000	50,000,000
Swedbank AB (SOFR + 0.21%)(b)(d)	5.58%	08/02/2024	50,000	50,000,000
Toronto-Dominion Bank (The) (SOFR + 0.68%) (Canada)(b)(c)(d)	6.06%	04/11/2024	20,000	20,000,000
Toronto-Dominion Bank (The) (Canada)(c)(d)	5.19%	12/02/2024	50,000	48,102,500
United Overseas Bank Ltd. (Singapore)(c)(d)	5.82%	04/16/2024	25,000	24,819,514
Westpac Banking Corp. (Australia)(c)(d)	5.56%	05/06/2024	50,000	49,516,000
Westpac Banking Corp. (Australia)(c)(d)	5.93%	09/05/2024	30,000	29,122,667
Westpac Banking Corp. (Australia)(c)(d)	5.41%	09/11/2024	3,950	3,839,312
Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/08/2024	100,000	100,000,000
				1,819,023,381

Diversified Capital Markets-6.00%
Collateralized Commercial Paper V Co. LLC (SOFR + 0.34%) (CEP - J.P. Morgan Securities LLC)(b)	5.73%	10/17/2024	35,000	35,000,000
Collateralized Commercial Paper V Co. LLC (SOFR + 0.30%) (CEP - J.P. Morgan Securities LLC)(b)	5.72%	11/22/2024	15,000	15,000,000
Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	60,000	60,000,000
Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	50,000	50,000,000
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	5.34%	03/06/2024	47,500	47,464,837
UBS AG (SOFR + 0.44%)(b)(c)(d)	5.85%	07/26/2024	75,000	75,000,000
UBS AG (SOFR + 0.50%)(b)(c)(d)	5.91%	08/07/2024	50,000	50,000,000
UBS AG(c)(d)	5.41%	10/02/2024	30,000	29,068,333
UBS AG (SOFR + 0.25%)(b)(c)(d)	5.64%	11/22/2024	30,000	30,000,000
				391,533,170

Specialized Finance-3.59%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	75,000	75,000,000
Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	40,000	40,000,000
CDP Financial, Inc. (SOFR + 0.34%) (Canada)(b)(c)(d)	5.73%	01/09/2025	25,000	25,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.53%	04/08/2024	15,000	15,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.47%	05/13/2024	50,000	50,000,000
Podium Funding Trust (CEP - Bank of Montreal) (Canada)(d)	5.76%	08/09/2024	30,000	29,259,400
				234,259,400
Total Commercial Paper (Cost $3,024,844,243)				3,024,844,243

Certificates of Deposit-34.65%
Bank of America N.A. (SOFR + 0.50%)(b)	5.81%	05/23/2024	50,000	50,000,000
Bank of America N.A. (SOFR + 0.35%)(b)	5.74%	01/07/2025	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(d)	5.31%	03/01/2024	172,000	172,000,000
Canadian Imperial Bank of Commerce(d)	5.60%	05/24/2024	75,000	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	03/01/2024	$100,000	$100,000,000
Cooperatieve Rabobank U.A.(d)	5.75%	06/17/2024	10,000	10,000,000
Cooperatieve Rabobank U.A.(d)	5.50%	12/04/2024	22,000	22,009,518
Credit Agricole Corporate and Investment Bank(d)	5.30%	03/01/2024	158,000	158,000,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.19%) (France)(b)(d)	5.55%	08/14/2024	100,000	100,003,513
DNB Bank ASA(d)	5.31%	03/01/2024	205,000	205,000,000
DZ Bank AG(d)	5.30%	03/01/2024	323,000	323,000,000
Mizuho Bank Ltd.(d)	5.32%	03/01/2024	273,000	273,000,000
Royal Bank of Canada(d)	5.93%	09/16/2024	25,000	25,000,000
Skandinaviska Enskilda Banken AB(d)	5.31%	03/01/2024	224,000	224,000,000
Skandinaviska Enskilda Banken AB (SOFR + 0.18%)(b)(d)	5.61%	08/30/2024	50,000	50,000,000
Svenska Handelsbanken AB(d)	5.30%	03/01/2024	274,000	274,000,000
Swedbank AB(d)	5.39%	12/02/2024	50,000	50,000,000
Toronto-Dominion Bank (The) (Canada)(d)	6.00%	08/15/2024	10,000	10,000,000
Toronto-Dominion Bank (The) (Canada)(d)	5.95%	09/09/2024	50,000	50,000,000
Toronto-Dominion Bank (The)(d)	6.00%	09/09/2024	30,000	30,000,000
Toronto-Dominion Bank (The)(d)	5.67%	09/20/2024	8,719	8,731,439
Total Certificates of Deposit (Cost $2,259,744,470)				2,259,744,470

Variable Rate Demand Notes-1.04%(e)
Credit Enhanced-1.04%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	6,000	6,000,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	23,200	23,200,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	3,800	3,800,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	23,000	23,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	7,655	7,655,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	5.44%	01/01/2033	4,100	4,100,000
Total Variable Rate Demand Notes (Cost $67,755,000)				67,755,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-82.08% (Cost $5,352,343,713)				5,352,343,713

			Repurchase
			Amount

Repurchase Agreements-17.17%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% -13.34%; 03/08/2024 - 02/25/2069)(d)(h)	5.45%	03/06/2024	35,037,090	35,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% -9.95%; 03/08/2024 - 04/20/2072)(d)(h)	5.42%	03/06/2024	80,084,311	80,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(d)(h)	5.46%	03/01/2024	70,074,317	70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(d)(h)	5.40%	03/01/2024	$150,157,500	$150,000,000
BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	100,014,889	100,000,000
BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% -8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	120,018,000	120,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(d)(j)	5.41%	03/01/2024	30,130,725	30,000,000
ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(d)	5.39%	03/01/2024	100,014,972	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 -07/22/2062)(j)	5.61%	03/01/2024	110,497,689	110,000,000
RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 -01/18/2082)(d)(h)	5.50%	03/05/2024	25,026,736	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(d)(j)	5.49%	03/01/2024	28,004,270	28,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	196,952,920	196,923,874
TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(d)(h)	5.40%	03/01/2024	75,078,750	75,000,000

Total Repurchase Agreements (Cost $1,119,923,874)				1,119,923,874

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.25% (Cost $6,472,267,587)				6,472,267,587

OTHER ASSETS LESS LIABILITIES-0.75%				48,864,919

NET ASSETS-100.00%				$6,521,132,506

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $2,673,212,602, which represented 40.99% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.4%; Sweden: 13.9%; France: 13.0%; Australia: 8.8%; New Zealand: 7.3%; Japan: 5.4%;Norway: 5%; Germany: 5%; other countries less than 5% each: 7.7%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	51.3%
8-30	4.2
31-60	1.7
61-90	9.1
91-180	14.2
181+	19.5

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$5,352,343,713

Repurchase agreements, at value and cost	1,119,923,874

Receivable for:
Fund shares sold	39,640,419

Interest	16,931,988

Investment for trustee deferred compensation and retirement plans	689,415

Other assets	131

Total assets	6,529,529,540

Liabilities:
Payable for:
Fund shares reacquired	4,380,284

Amount due custodian	4,419

Dividends	2,406,060

Accrued fees to affiliates	915,928

Accrued operating expenses	928

Trustee deferred compensation and retirement plans	689,415

Total liabilities	8,397,034

Net assets applicable to shares outstanding	$6,521,132,506

Net assets consist of:
Shares of beneficial interest	$6,521,007,342

Distributable earnings (loss)	125,164

$6,521,132,506

Net Assets:
Investor Class	$137,536,091

Institutional Class	$6,371,570,327

Private Investment Class	$25,885

Personal Investment Class	$11,314,290

Reserve Class	$10,927

Resource Class	$674,986

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	137,518,736

Institutional Class	6,371,135,753

Private Investment Class	25,882

Personal Investment Class	11,313,673

Reserve Class	10,926

Resource Class	674,907

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$6,472,267,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Invesco Premier Portfolio

Investment income:
Interest	$161,816,767

Expenses:
Advisory fees	7,224,222

Distribution fees:
Private Investment Class	38

Personal Investment Class	23,721

Reserve Class	47

Resource Class	529

Professional services fees	3,390

Total expenses	7,251,947

Less: Fees waived	(2,022,782)

Net expenses	5,229,165

Net investment income	156,587,602

Net realized gain from unaffiliated investment securities	20,583

Net increase in net assets resulting from operations	$156,608,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Premier Portfolio
	February 29, 2024	August 31, 2023

Operations:
Net investment income	$156,587,602	$155,276,607

Net realized gain (loss)	20,583	(985)

Net increase in net assets resulting from operations	156,608,185	155,275,622

Distributions to shareholders from distributable earnings:
Investor Class	(4,194,120)	(4,607,779)

Institutional Class	(152,164,761)	(150,314,419)

Private Investment Class	(650)	(1,014)

Personal Investment Class	(210,413)	(297,098)

Reserve Class	(244)	(371)

Resource Class	(17,414)	(55,926)

Total distributions from distributable earnings	(156,587,602)	(155,276,607)

Share transactions-net:
Investor Class	(20,937,707)	115,463,526

Institutional Class	1,596,827,057	3,032,288,022

Private Investment Class	759	945

Personal Investment Class	4,209,153	(553,384)

Reserve Class	286	343

Resource Class	20,322	(2,191,285)

Net increase in net assets resulting from share transactions	1,580,119,870	3,145,008,167

Net increase in net assets	1,580,140,453	3,145,007,182

Net assets:
Beginning of period	4,940,992,053	1,795,984,871

End of period	$6,521,132,506	$4,940,992,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/29/24	$1.00	$0.02	$(0.00)	$0.02	$(0.02)	$1.00	2.45%	$11,314	0.73	%(c)	0.80	%(c)	4.87	%(c)
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.92	7,105	0.73		0.80		4.07
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	7,660	0.40		0.80		0.39
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10,829	0.23		0.80		0.02
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.74	8,201	0.65		0.80		0.75
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.81	13,771	0.73		0.80		1.82

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares.

In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; and (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$2,022,782

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2024, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 5–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund had a capital loss carryforward as of August 31, 2023.

	Short-Term
Fund	Not Subject to Expiration	Total*
Invesco Premier Portfolio	$986	$986

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Investor Class	161,590,945	$161,590,945	256,914,518	$256,914,518

Institutional Class	4,882,628,937	4,882,628,937	6,728,848,110	6,728,848,110

Private Investment Class	109	109	-	-

Personal Investment Class	11,142,703	11,142,703	24,193,923	24,193,923

Reserve Class	42	42	-	-

Resource Class	2,908	2,908	-	-

Issued as reinvestment of dividends:
Investor Class	3,256,583	3,256,583	3,726,275	3,726,275

Institutional Class	152,164,761	152,164,761	124,770,193	124,770,193

Private Investment Class	650	650	945	945

Personal Investment Class	210,413	210,413	280,128	280,128

Reserve Class	244	244	343	343

Resource Class	17,414	17,414	55,926	55,926

Reacquired:
Investor Class	(185,785,235)	(185,785,235)	(145,177,267)	(145,177,267)

Institutional Class	(3,437,966,641)	(3,437,966,641)	(3,821,330,281)	(3,821,330,281)

Personal Investment Class	(7,143,963)	(7,143,963)	(25,027,435)	(25,027,435)

Resource Class	-	-	(2,247,211)	(2,247,211)

Net increase in share activity	1,580,119,870	$1,580,119,870	3,145,008,167	$3,145,008,167

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Personal Investment Class	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,024.50	$3.67	$1,021.23	$3.67	0.73%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	16,075,951,959.62	36,872,353.55
	Carol Deckbar	16,065,793,461.22	47,030,851.95
	Cynthia Hostetler	16,078,784,732.62	34,039,580.55
	Dr. Eli Jones	16,074,657,057.61	38,167,255.56
	Elizabeth Krentzman	16,068,972,914.62	43,851,398.55
	Jeffrey H. Kupor	16,060,460,799.61	52,363,513.56
	Anthony J. LaCava, Jr.	16,066,988,626.61	45,835,686.56
	James Liddy	16,068,613,660.61	44,210,652.56
	Dr. Prema Mathai-Davis	16,065,469,804.96	47,354,508.21
	Joel W. Motley	16,059,943,470.21	52,880,842.96
	Teresa M. Ressel	16,075,675,425.62	37,148,887.55
	Douglas Sharp	16,067,361,330.61	45,462,982.56
	Robert C. Troccoli	16,060,594,616.61	52,229,696.56
	Daniel S. Vandivort	16,063,429,375.61	49,394,937.56

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-6

Semiannual Report to Shareholders	February 29, 2024

Reserve Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Fund Expenses
17	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/ edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2024, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/29/24
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	31 - 52 days	33 days	76 days	$10.9 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2024

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-46.39%(a)
Asset Management & Custody Banks-0.38%
BofA Securities, Inc. (SOFR + 0.49%)(b)	5.89%	11/29/2024	$25,000	$25,000,000

Asset-Backed Securities - Consumer Receivables-0.52%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.41%	09/06/2024	10,000	9,727,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	5.76%	11/22/2024	25,000	23,993,264
				33,720,264

Asset-Backed Securities - Fully Supported-1.30%
Atlantic Asset Securitization LLC (SOFR + 0.40%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)(d)	5.52%	03/11/2024	35,000	35,000,000
Bennington Stark Capital Co. LLC (SOFR + 0.15%) (CEP - Societe Generale S.A.)(b)(c)(d)	5.47%	05/22/2024	250	250,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(c)(d)	5.81%	05/13/2024	50,000	49,428,167
				84,678,167

Asset-Backed Securities - Fully Supported Bank-5.94%
Anglesea Funding LLC (1 mo. OBFR + 0.15%) (Multi - CEP’s)(b)(c)(d)	5.50%	07/10/2024	80,000	80,000,000
Anglesea Funding LLC (1 mo. OBFR + 0.14%)(b)(c)(d)	5.49%	07/22/2024	40,000	40,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(c)(d)	5.85%	08/02/2024	110,000	107,364,889
Mountcliff Funding LLC (Multi - CEP’s)(c)(d)	5.36%	03/06/2024	160,000	159,881,111
				387,246,000

Consumer Finance-0.76%
Toyota Finance Australia Ltd. (Australia)(d)	5.48%	05/22/2024	50,000	49,383,861

Diversified Banks-27.90%
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.65%	05/24/2024	49,000	48,371,738
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.40%	07/15/2024	50,000	49,012,111
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	5.36%	09/18/2024	25,000	24,281,146
Australia & New Zealand Banking Group Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	5.59%	10/30/2024	25,000	25,000,000
Australia & New Zealand Banking Group Ltd. (SOFR + 0.34%) (Australia)(b)(c)(d)	5.74%	01/08/2025	50,000	50,000,000
Banco Santander S.A. (Spain)(c)(d)	5.71%	04/16/2024	50,000	49,643,500
Bank of Montreal (Canada)(d)	5.60%	03/01/2024	10,000	10,000,000
Barclays Bank PLC(c)(d)	5.78%	05/14/2024	50,000	49,422,389
Barclays Bank PLC (SOFR + 0.18%)(b)(c)(d)	5.55%	08/23/2024	25,000	25,000,000
BNG Bank N.V. (Netherlands)(c)(d)	5.34%	03/04/2024	100,000	99,955,667
Canadian Imperial Bank of Commerce (Canada)(c)(d)	5.33%	03/06/2024	50,000	49,963,056
Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	24,584,125
Citigroup Global Markets, Inc.(c)	5.80%	03/25/2024	50,000	49,812,333
Commonwealth Bank of Australia (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/10/2024	45,000	45,000,000
Commonwealth Bank of Australia (Australia)(c)(d)	5.95%	10/16/2024	50,000	48,212,528
Commonwealth Bank of Australia (SOFR + 0.35%) (Australia)(b)(c)(d)	5.74%	01/03/2025	100,000	100,000,000
DBS Bank Ltd. (Singapore)(c)(d)	5.32%	03/14/2024	50,000	49,904,306
Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	40,000	39,981,333
Dexia Credit Local S.A. (France)(c)(d)	5.85%	05/02/2024	30,000	29,706,533
DNB Bank ASA (Norway)(c)(d)	5.94%	09/18/2024	45,000	43,593,000
DNB Bank ASA (Norway)(c)(d)	5.25%	09/24/2024	26,700	25,924,699
DNB Bank ASA (Norway)(c)(d)	5.97%	10/01/2024	50,000	48,326,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
ING (US) Funding LLC(c)(d)	5.82%	05/01/2024	$40,000	$39,617,056
ING (US) Funding LLC (SOFR + 0.48%)(b)(c)(d)	5.84%	06/13/2024	69,500	69,500,000
ING (US) Funding LLC (SOFR + 0.30%)(b)(c)(d)	5.71%	02/10/2025	35,000	34,997,752
J.P. Morgan Securities LLC(c)	6.00%	10/15/2024	50,000	50,000,000
Royal Bank of Canada (SOFR + 0.55%) (Canada)(b)(c)(d)	5.97%	09/23/2024	100,000	100,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	5.79%	05/01/2024	50,000	49,523,014
Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	49,402,083
Swedbank AB (Sweden)(d)	5.78%	03/12/2024	65,000	64,888,380
Swedbank AB (SOFR + 0.18%) (Sweden)(b)(c)(d)	5.60%	07/31/2024	50,000	50,000,000
Swedbank AB (SOFR + 0.21%)(b)(d)	5.58%	08/02/2024	50,000	50,000,000
Toronto-Dominion Bank (The) (SOFR + 0.68%) (Canada)(b)(c)(d)	6.06%	04/11/2024	20,000	20,000,000
Toronto-Dominion Bank (The) (Canada)(c)(d)	5.19%	12/02/2024	50,000	48,102,500
United Overseas Bank Ltd. (Singapore)(c)(d)	5.82%	04/16/2024	25,000	24,819,514
Westpac Banking Corp. (Australia)(c)(d)	5.56%	05/06/2024	50,000	49,516,000
Westpac Banking Corp. (Australia)(c)(d)	5.93%	09/05/2024	30,000	29,122,667
Westpac Banking Corp. (Australia)(c)(d)	5.41%	09/11/2024	3,950	3,839,312
Westpac Banking Corp. (SOFR + 0.55%) (Australia)(b)(c)(d)	5.93%	10/08/2024	100,000	100,000,000
				1,819,023,381

Diversified Capital Markets-6.00%
Collateralized Commercial Paper V Co. LLC (SOFR + 0.34%) (CEP - J.P. Morgan Securities LLC)(b)	5.73%	10/17/2024	35,000	35,000,000
Collateralized Commercial Paper V Co. LLC (SOFR + 0.30%) (CEP - J.P. Morgan Securities LLC)(b)	5.72%	11/22/2024	15,000	15,000,000
Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	60,000	60,000,000
Great Bear Funding LLC (1 mo. OBFR + 0.25%) (CEP - Bank of Nova Scotia)(b)(d)	5.62%	07/31/2024	50,000	50,000,000
Longship Funding LLC (CEP - Nordea Bank AB)(c)(d)	5.34%	03/06/2024	47,500	47,464,837
UBS AG (SOFR + 0.44%)(b)(c)(d)	5.85%	07/26/2024	75,000	75,000,000
UBS AG (SOFR + 0.50%)(b)(c)(d)	5.91%	08/07/2024	50,000	50,000,000
UBS AG(c)(d)	5.41%	10/02/2024	30,000	29,068,333
UBS AG (SOFR + 0.25%)(b)(c)(d)	5.64%	11/22/2024	30,000	30,000,000
				391,533,170

Specialized Finance-3.59%
Barclays Bank PLC (SOFR + 0.37%)(b)(c)(d)	5.49%	03/14/2024	75,000	75,000,000
Barclays Bank PLC (SOFR + 0.29%)(b)(c)(d)	5.66%	08/02/2024	40,000	40,000,000
CDP Financial, Inc. (SOFR + 0.34%) (Canada)(b)(c)(d)	5.73%	01/09/2025	25,000	25,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.53%	04/08/2024	15,000	15,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(c)	5.47%	05/13/2024	50,000	50,000,000
Podium Funding Trust (CEP - Bank of Montreal) (Canada)(d)	5.76%	08/09/2024	30,000	29,259,400
				234,259,400
Total Commercial Paper (Cost $3,024,844,243)				3,024,844,243

Certificates of Deposit-34.65%
Bank of America N.A. (SOFR + 0.50%)(b)	5.81%	05/23/2024	50,000	50,000,000
Bank of America N.A. (SOFR + 0.35%)(b)	5.74%	01/07/2025	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(d)	5.31%	03/01/2024	172,000	172,000,000
Canadian Imperial Bank of Commerce(d)	5.60%	05/24/2024	75,000	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	03/01/2024	$100,000	$100,000,000
Cooperatieve Rabobank U.A.(d)	5.75%	06/17/2024	10,000	10,000,000
Cooperatieve Rabobank U.A.(d)	5.50%	12/04/2024	22,000	22,009,518
Credit Agricole Corporate and Investment Bank(d)	5.30%	03/01/2024	158,000	158,000,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.19%) (France)(b)(d)	5.55%	08/14/2024	100,000	100,003,513
DNB Bank ASA(d)	5.31%	03/01/2024	205,000	205,000,000
DZ Bank AG(d)	5.30%	03/01/2024	323,000	323,000,000
Mizuho Bank Ltd.(d)	5.32%	03/01/2024	273,000	273,000,000
Royal Bank of Canada(d)	5.93%	09/16/2024	25,000	25,000,000
Skandinaviska Enskilda Banken AB(d)	5.31%	03/01/2024	224,000	224,000,000
Skandinaviska Enskilda Banken AB (SOFR + 0.18%)(b)(d)	5.61%	08/30/2024	50,000	50,000,000
Svenska Handelsbanken AB(d)	5.30%	03/01/2024	274,000	274,000,000
Swedbank AB(d)	5.39%	12/02/2024	50,000	50,000,000
Toronto-Dominion Bank (The) (Canada)(d)	6.00%	08/15/2024	10,000	10,000,000
Toronto-Dominion Bank (The) (Canada)(d)	5.95%	09/09/2024	50,000	50,000,000
Toronto-Dominion Bank (The)(d)	6.00%	09/09/2024	30,000	30,000,000
Toronto-Dominion Bank (The)(d)	5.67%	09/20/2024	8,719	8,731,439
Total Certificates of Deposit (Cost $2,259,744,470)				2,259,744,470

Variable Rate Demand Notes-1.04%(e)

Credit Enhanced-1.04%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	6,000	6,000,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	23,200	23,200,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	3,800	3,800,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	5.92%	04/01/2047	23,000	23,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.38%	05/01/2037	7,655	7,655,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	5.44%	01/01/2033	4,100	4,100,000
Total Variable Rate Demand Notes (Cost $67,755,000)				67,755,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-82.08% (Cost $5,352,343,713)				5,352,343,713

			Repurchase Amount

Repurchase Agreements-17.17%(g)
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $136,125,304; 0.00% -13.34%; 03/08/2024 - 02/25/2069)(d)(h)	5.45%	03/06/2024	35,037,090	35,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2024, aggregate maturing value of $475,500,597 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations and U.S. government sponsored agency obligations valued at $492,072,563; 0.01% -9.95%; 03/08/2024 - 04/20/2072)(d)(h)	5.42%	03/06/2024	80,084,311	80,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $115,122,092 (collateralized by corporate obligations valued at $126,499,058; 2.22% - 14.75%; 06/15/2024 - 09/13/2033)(d)(h)	5.46%	03/01/2024	70,074,317	70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 02/23/2024, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $199,499,001; 1.32% - 9.70%; 04/22/2024 - 02/09/2064)(d)(h)	5.40%	03/01/2024	$150,157,500	$150,000,000

BofA Securities, Inc., joint term agreement dated 02/27/2024, aggregate maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $464,100,185; 0.25% - 5.44%; 03/15/2024 - 08/15/2053)(h)(i)	5.36%	03/01/2024	100,014,889	100,000,000

BofA Securities, Inc., joint term agreement dated 02/29/2024, aggregate maturing value of $250,000,000 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $263,046,159; 0.00% - 8.58%; 03/05/2024 - 02/15/2119)(h)	5.40%	03/01/2024	120,018,000	120,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/05/2023 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $158,545,579; 0.80% - 9.34%; 04/15/2024 - 09/15/2072)(d)(j)	5.41%	03/01/2024	30,130,725	30,000,000

ING Financial Markets, LLC, joint agreement dated 02/29/2024, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $383,250,031; 0.00%)(d)	5.39%	03/01/2024	100,014,972	100,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations valued at $190,281,990; 0.00% - 10.00%; 03/28/2024 - 07/22/2062)(j)	5.61%	03/01/2024	110,497,689	110,000,000

RBC Capital Markets LLC, joint term agreement dated 02/27/2024, aggregate maturing value of $150,160,417 (collateralized by corporate obligations and non-agency asset-backed securities valued at $164,348,302; 0.00% - 14.00%; 03/07/2024 - 01/18/2082)(d)(h)	5.50%	03/05/2024	25,026,736	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $62,597,976; 1.95% - 11.50%; 03/18/2024 - 06/15/2054)(d)(j)	5.49%	03/01/2024	28,004,270	28,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/29/2024, aggregate maturing value of $2,600,383,500 (collateralized by U.S. Treasury obligations valued at $2,661,302,768; 0.38% - 4.88%; 05/31/2024 - 02/15/2051)	5.31%	03/01/2024	196,952,920	196,923,874

TD Securities (USA) LLC, joint term agreement dated 02/23/2024, aggregate maturing value of $450,472,500 (collateralized by commercial paper and corporate obligations valued at $472,502,912; 1.65% - 6.75%; 04/26/2024 - 03/17/2062)(d)(h)	5.40%	03/01/2024	75,078,750	75,000,000

Total Repurchase Agreements (Cost $1,119,923,874)				1,119,923,874

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.25% (Cost $6,472,267,587)				6,472,267,587

OTHER ASSETS LESS LIABILITIES-0.75%				48,864,919

NET ASSETS-100.00%				$6,521,132,506

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 29, 2024

(Unaudited)

Invesco Premier Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $2,673,212,602, which represented 40.99% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.4%; Sweden: 13.9%; France: 13.0%; Australia: 8.8%; New Zealand: 7.3%; Japan: 5.4%;Norway: 5%; Germany: 5%; other countries less than 5% each:7.7%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/29/2024

1-7	51.3%
8-30	4.2
31-60	1.7
61-90	9.1
91-180	14.2
181+	19.5

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Invesco Premier
Portfolio

Assets:
Investments in unaffiliated securities, at value	$5,352,343,713

Repurchase agreements, at value and cost	1,119,923,874

Receivable for:
Fund shares sold	39,640,419

Interest	16,931,988

Investment for trustee deferred compensation and retirement plans	689,415

Other assets	131

Total assets	6,529,529,540

Liabilities:
Payable for:
Fund shares reacquired	4,380,284

Amount due custodian	4,419

Dividends	2,406,060

Accrued fees to affiliates	915,928

Accrued operating expenses	928

Trustee deferred compensation and retirement plans	689,415

Total liabilities	8,397,034

Net assets applicable to shares outstanding	$6,521,132,506

Net assets consist of:
Shares of beneficial interest	$6,521,007,342

Distributable earnings (loss)	125,164

$6,521,132,506

Net Assets:
Investor Class	$137,536,091

Institutional Class	$6,371,570,327

Private Investment Class	$25,885

Personal Investment Class	$11,314,290

Reserve Class	$10,927

Resource Class	$674,986

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	137,518,736

Institutional Class	6,371,135,753

Private Investment Class	25,882

Personal Investment Class	11,313,673

Reserve Class	10,926

Resource Class	674,907

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$6,472,267,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Invesco Premier
Portfolio

Investment income:
Interest	$161,816,767

Expenses:
Advisory fees	7,224,222

Distribution fees:
Private Investment Class	38

Personal Investment Class	23,721

Reserve Class	47

Resource Class	529

Professional services fees	3,390

Total expenses	7,251,947

Less: Fees waived	(2,022,782)

Net expenses	5,229,165

Net investment income	156,587,602

Net realized gain from unaffiliated investment securities	20,583

Net increase in net assets resulting from operations	$156,608,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Premier Portfolio
	February 29,	August 31,
	2024	2023

Operations:
Net investment income	$156,587,602	$155,276,607

Net realized gain (loss)	20,583	(985)

Net increase in net assets resulting from operations	156,608,185	155,275,622

Distributions to shareholders from distributable earnings:
Investor Class	(4,194,120)	(4,607,779)

Institutional Class	(152,164,761)	(150,314,419)

Private Investment Class	(650)	(1,014)

Personal Investment Class	(210,413)	(297,098)

Reserve Class	(244)	(371)

Resource Class	(17,414)	(55,926)

Total distributions from distributable earnings	(156,587,602)	(155,276,607)

Share transactions-net:
Investor Class	(20,937,707)	115,463,526

Institutional Class	1,596,827,057	3,032,288,022

Private Investment Class	759	945

Personal Investment Class	4,209,153	(553,384)

Reserve Class	286	343

Resource Class	20,322	(2,191,285)

Net increase in net assets resulting from share transactions	1,580,119,870	3,145,008,167

Net increase in net assets	1,580,140,453	3,145,007,182

Net assets:
Beginning of period	4,940,992,053	1,795,984,871

End of period	$6,521,132,506	$4,940,992,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/29/24	$1.00	$0.02	$(0.00)	$0.02	$(0.02)	$1.00	2.29%	$11	1.05	%(c)	1.12	%(c)	4.55	%(c)
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.61	11	1.05		1.12		3.75
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	10	0.47		1.12		0.32
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10	0.20		1.12		0.05
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.54	10	0.84		1.12		0.56
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.56	10	1.05		1.12		1.50

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares.

In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) removed redemption gates and removed the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; and (ii) increased required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative settled shares.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 29, 2024, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$2,022,782

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2024, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 5–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund had a capital loss carryforward as of August 31, 2023.

Fund	Short-Term Not Subject to Expiration	Total*
Invesco Premier Portfolio	$986	$986

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Investor Class	161,590,945	$161,590,945	256,914,518	$256,914,518

Institutional Class	4,882,628,937	4,882,628,937	6,728,848,110	6,728,848,110

Private Investment Class	109	109	-	-

Personal Investment Class	11,142,703	11,142,703	24,193,923	24,193,923

Reserve Class	42	42	-	-

Resource Class	2,908	2,908	-	-

Issued as reinvestment of dividends:
Investor Class	3,256,583	3,256,583	3,726,275	3,726,275

Institutional Class	152,164,761	152,164,761	124,770,193	124,770,193

Private Investment Class	650	650	945	945

Personal Investment Class	210,413	210,413	280,128	280,128

Reserve Class	244	244	343	343

Resource Class	17,414	17,414	55,926	55,926

Reacquired:
Investor Class	(185,785,235)	(185,785,235)	(145,177,267)	(145,177,267)

Institutional Class	(3,437,966,641)	(3,437,966,641)	(3,821,330,281)	(3,821,330,281)

Personal Investment Class	(7,143,963)	(7,143,963)	(25,027,435)	(25,027,435)

Resource Class	-	-	(2,247,211)	(2,247,211)

Net increase in share activity	1,580,119,870	$1,580,119,870	3,145,008,167	$3,145,008,167

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/23)	(02/29/24)[1]	Period[2]	(02/29/24)	Period[2]	Ratio
Invesco Premier	$1,000.00	$1,022.90	$5.28	$1,019.64	$5.27	1.05%
Portfolio

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	16,075,951,959.62	36,872,353.55
	Carol Deckbar	16,065,793,461.22	47,030,851.95
	Cynthia Hostetler	16,078,784,732.62	34,039,580.55
	Dr. Eli Jones	16,074,657,057.61	38,167,255.56
	Elizabeth Krentzman	16,068,972,914.62	43,851,398.55
	Jeffrey H. Kupor	16,060,460,799.61	52,363,513.56
	Anthony J. LaCava, Jr.	16,066,988,626.61	45,835,686.56
	James Liddy	16,068,613,660.61	44,210,652.56
	Dr. Prema Mathai-Davis	16,065,469,804.96	47,354,508.21
	Joel W. Motley	16,059,943,470.21	52,880,842.96
	Teresa M. Ressel	16,075,675,425.62	37,148,887.55
	Douglas Sharp	16,067,361,330.61	45,462,982.56
	Robert C. Troccoli	16,060,594,616.61	52,229,696.56
	Daniel S. Vandivort	16,063,429,375.61	49,394,937.56

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-7

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 16, 2024, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 16, 2024, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 14.	EXHIBITS.

14(a) (1)	Not applicable.

14(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

14(a) (3)	Not applicable.

14(a) (4)	Not applicable.

14(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	May 2, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	May 2, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	May 2, 2024